UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04138

Allmerica Investment Trust

(Name of Registrant)

440 Lincoln Street

Worcester, Massachusetts 01653

(Address of Principal Executive Offices)

George M. Boyd, Trust Secretary

Allmerica Financial

440 Lincoln Street

Worcester, MA 01653

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (508) 855-1000

Date of Fiscal Year End: December 31

Date of Reporting Period: June 30, 2004

Item 1.	Reports to Stockholders

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Allmerica Investment Trust

Semi-Annual Report

June 30, 2004

Allmerica Investment Trust – Money Market Fund

Semi-Annual Report

June 30, 2004

Allmerica Financial	Semi-Annual Report
June 30, 2004

Allmerica Investment Trust

[GRAPHIC]	2004

[GRAPHIC]

A Letter from the Chairman	1
Select Capital Appreciation Fund	2
Select Value Opportunity Fund	3
Select International Equity Fund	4
Select Growth Fund	5
Core Equity Fund	6
Equity Index Fund	7
Select Investment Grade Income Fund	8
Government Bond Fund	9
Money Market Fund	10

Financials	F-1

For information on ordering additional copies of this report, see Client Notices on page F-47.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

A Letter from the Chairman

Dear Client:

The first half of 2004 brought mixed news for the global economy. In the United Kingdom, consumer and mortgage credit continued to grow at a brisk pace with minimal signs of inflation, as the jobless rate dropped further. Unemployment remained high in France and Germany, as signs of recovery were muted in mainland Europe. Fueled by exploding growth in China and India, many Asian economies performed well, led by Thailand, Singapore and Malaysia. Domestic oriented companies helped stimulate stronger than expected growth in Japan. European stock markets held up relatively well as Germany’s DAX Index rose 2.21%, England’s FTSE Index gained 1.85% and France’s CAC 40 Index was up 7.25%. Asian stock markets were mixed, as Japan’s Nikkei Average finished the period up 11.58%, while Hong Kong’s Hang Seng Index was lower by 0.29%.

The United States economy turned in a solid performance during the first six months of 2004. First quarter GDP came in at 3.9% and growth for the full period is expected to be in the same range. The long-awaited growth in jobs finally began to occur during the first half of the year. After starting slowly, non-farm payroll gains averaged over 200,000 per month in the second quarter, persuading many that a traditional economic recovery was under way. Consumer spending remained strong, industrial production ramped up and business investment increased, while core producer prices came in slightly higher than expected. Core inflation also edged higher during the period, partially as a result of the voracious demand for raw materials from China and other recovering economies. These and other strong economic statistics caused many analysts to conclude that the Federal Reserve Board would need to raise interest rates sooner, rather than later, in order to head off a rapid rise in inflation. In late June, these concerns were realized, as the Federal Reserve Board raised its target for the federal funds rate by 0.25%, to 1.25%. Gas prices at the pump climbed to over $2.00 a gallon, as oil prices rose significantly in the first quarter, then fell back slightly during the second quarter. Several analysts expressed concern that higher oil prices might dampen the surging domestic economy. U.S. securities markets finished the first six months of 2004 with small gains. The S&P 500® Index rose 3.44% and the Nasdaq Composite Index was higher by 2.22%. Bonds struggled as interest rates ticked higher. For the period, the Lehman Brothers Aggregate Bond Index managed a gain of only 0.15%.

All of the Allmerica Investment Trust equity funds achieved positive results for the first half of 2004, led by the Select Capital Appreciation and Select Value Opportunity funds, which each gained more than 7%. On the fixed income side, higher interest rates adversely affected returns. The Select Investment Grade Income and Government Bond funds each reported slight declines.

On behalf of the Board of Trustees,

John P. Kavanaugh

Chairman of the Board

Allmerica Investment Trust

Select Capital Appreciation Fund

The Select Capital Appreciation Fund returned 7.86% for the first half of 2004, outperforming its benchmark, the Russell Midcap Index, which returned 6.67%.

U.S. stocks extended last year’s rally during the first half of the year, although gains were more modest. Most indexes closed below their highest levels of the year, as positive investor sentiment was tempered by concerns about inflation, high oil prices, and rising interest rates. Mid-cap stocks outperformed their larger peers, and value stocks surpassed growth. Information technology, industrials and business services, energy, and telecommunications contributed positively, while the consumer discretionary and materials sectors weighed on performance. Information technology was the best relative performer, although a more modest absolute gainer for the fund. Strength among communications equipment and software holdings aided relative performance. Continued economic strength benefited industrials and business services holdings and the fund’s education holdings also performed well. The energy sector was the second-best performer in the index, behind consumer staples. Strong commodity prices continued to benefit the sector and drilling activity is increasing. A continued overweight in this sector and effective stock selection bolstered relative performance. Media stocks hampered relative performance in the consumer discretionary sector, as a slower-than-expected recovery in radio advertising spending hurt holdings. Retail stocks, especially discounters, were weak over concerns about consumer spending in a rising interest rate environment. The materials sector was a relative detractor due to the fund’s metals and mining holdings.

Despite some risks, the economy and corporate profits appear strong, providing a moderately positive backdrop for stocks. The investment sub-adviser continues to see opportunities in the marketplace and believes that the portfolio is well-positioned for the current environment.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	Life of Fund
Select Capital Appreciation Fund	26.77%	6.90%	13.08%

Russell Midcap Index	29.40%	6.51%	12.98%
Lipper Mid-Cap Growth Funds Average	24.45%	1.08%	8.97%

Growth of a $10,000 Investment Since 1995

The Select Capital Appreciation Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Mid-Cap Growth Funds Average is a non-weighted average of funds within the mid-cap growth investment objective.

Performance prior to 4/1/98 is that of a prior Sub-Adviser.

Investment Sub-Adviser

T. Rowe Price Associates, Inc.

About the Fund

Seeks long-term growth of capital by investing primarily in mid-cap growth stocks selling at reasonable prices.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Select Value Opportunity Fund

The Select Value Opportunity Fund returned 7.07% for the first half of 2004, outperforming its benchmark, the Russell 2500 Value Index, which returned 6.71%.

Major contributors to performance during the period included the dominant managed care company in the Las Vegas market, a manager of real estate, energy and alternative financial assets, a major cruise line with rising earnings estimates and a software company focused mainly on business performance management applications. Detractors included an operator of radio stations, a pasta maker whose sales volume was hurt by greater than expected acceptance of low carbohydrate diets in the United States, a major disk drive supplier impacted by weakness in the disk drive end market and a video game provider hit by slow expansion and continued lackluster results in the video rental business. Additions to the fund during the first half of the year included the leading producer of methanol, a leading provider of mechanic’s tools, a diversified insurance holding company that was recently divested by its European parent, a petrochemical producer with expanding margins, a manufacturer of fire, garbage, cement and military trucks and a high- end niche retailer. Sales during the last two quarters included several companies that had reached established price targets and a financial firm whose management had hired investment bankers to explore a sale of the company.

The investment sub-adviser believes that company-specific execution remains the overriding driver of individual stock performance. As is often the case when investing in companies undergoing strategic change, the investment sub-adviser believes that patience, combined with a process to differentiate between fundamental deterioration and temporary operating setbacks, remains critical to long-term investing success.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Select Value Opportunity Fund	31.43%	10.48%	13.07%

Russell 2500 Value Index	33.90%	11.92%	14.66%
Lipper Mid-Cap Value Funds Average	31.33%	9.27%	13.19%

Growth of a $10,000 Investment Since 1994

The Select Value Opportunity Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Russell 2500 Value Index is a capitalization weighted index measuring the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Average is a non-weighted average of mid-cap value funds.

Performance prior to 1/1/97 is that of a prior Sub-Adviser.

Investment Sub-Adviser

Cramer Rosenthal McGlynn, LLC

About the Fund

Seeks long-term growth of capital by investing primarily in small and mid-sized companies believed to be undervalued.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Select International Equity Fund

The Select International Equity Fund returned 1.99% for the first half of 2004, underperforming its benchmark, the MSCI EAFE Index, which returned 4.86%.

Equity markets posted moderate gains for the first six months of 2004 against a backdrop of improved economic conditions. The U.S.A., Japan and China produced much of the economic vigor that buoyed corporate earnings prospects and underpinned equity market advances. European markets were supported by low domestic interest rates and demand for their exports. Although the rate of growth has not been at a pace with that witnessed in much of the world, there is evidence of momentum building in parts of the Eurozone economy. German companies bolstered fund performance during the period, as a large luxury auto maker reported record American sales and Europe’s second-largest utility posted significant growth in its core energy business. Several consumer staples stocks aided fund performance, as did a large South Korean consumer-electronics manufacturer. The fund’s relative underweight exposure to the hot energy sector weighed somewhat on overall returns. The fund’s overweight position in the poorly performing information technology sector also detracted from performance, as did the negative results turned in by some stocks in the telecommunication services sector.

The investment sub-adviser feels that the assumed pace of expansion in the U.S. economy may be optimistic, but does not anticipate higher interest rates in Europe or Japan any time soon. The investment sub-adviser believes that equities continue to offer good value relative to other asset classes, but feels that terrorism, a disruption in oil supplies or a sharper-than-intended slowdown in China’s economy are factors that could upset this upbeat outlook.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Select International Equity Fund	22.59%	(1.56)%	5.84%

MSCI EAFE Index	32.85%	0.40%	4.38%
Lipper International Core Funds Average	28.48%	0.38%	5.13%

Growth of a $10,000 Investment Since 1994

The Select International Equity Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

Special risk considerations are associated with investments in non-U.S. companies, including fluctuating foreign exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect the portfolio.

The MSCI EAFE Index is an unmanaged index of European, Australian and Far Eastern stocks. The Lipper International Core Funds Average is a non-weighted average of funds within the international core fund category.

Investment Sub-Adviser

Bank of Ireland Asset Management (U.S.) Ltd.

About the Fund

Seeks maximum long-term total return by investing in non-U.S. companies based on fundamental value.

Portfolio Composition

As of June 30, 2004, the country allocation of net assets was:

Select Growth Fund

The Select Growth Fund returned 1.60% for the first half of 2004, underperforming its benchmark, the Russell 1000 Growth Index, which returned 2.74%.

In the Jennison Associates LLC portion of the fund, consumer staples, information technology, energy and health care were the best performing sectors. A high-quality organic food retailer, a large internet portal, a major producer of electronic games, a prominent biotechnology firm and a large oil services company were among the fund’s top performers. The consumer discretionary and financials sectors were the main detractors from performance. Specialty retailers and media companies were hurt by concerns about consumer spending and weakness in advertising spending, respectively. The fund’s capital market holdings were negatively affected by the anticipation of rising interest rates. The investment sub-adviser feels that its holdings trade at an appropriate premium to the market relative to projected earnings growth for the next two years.

GE Asset Management Inc. replaced Putnam Investment Management, LLC as co-sub-adviser of the fund effective April 30, 2004. During the period that Putnam Investment Management, LLC managed its portion of the fund, performance was hampered by an overweight exposure to the technology sector. Stock selection in the consumer staples, financial and consumer cyclical sectors benefited performance. During the period that GE Asset Management Inc. managed its portion of the fund, the consumer staples sector contributed most to performance, while the underweighted industrials sector adversely affected performance. The fund’s primary holding in the telecommunications sector detracted from performance as did the fund’s information technology holdings. The investment sub-adviser feels that the portfolio remains well positioned for good relative performance and that its investment philosophy should continue to drive long-term outperformance.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Select Growth Fund	16.00%	(7.36)%	8.05%

Russell 1000 Growth Index	17.89%	(6.48)%	10.12%
Lipper Large-Cap Growth Funds Average	16.68%	(4.99)%	9.21%

Growth of a $10,000 Investment Since 1994

The Select Growth Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Average is a non-weighted average of funds within the large-cap growth investment objective.

GE Asset Management Inc. became a Co-Sub-Adviser of the fund effective April 30, 2004.

Jennison Associates LLC became a Co-Sub-Adviser of the fund effective April 18, 2003.

Performance prior to these dates is that of prior Sub-Advisers.

Investment Sub-Advisers

GE Asset Management Inc.

Jennison Associates LLC

About the Fund

Seeks long-term growth of capital by investing in companies believed to have long-term growth potential.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Core Equity Fund

The Core Equity Fund returned 2.44% for the first half of 2004, underperforming its benchmark, the Russell 1000 Index, which returned 3.32%.

In the Goldman Sachs Asset Management, L.P. portion of the fund, specific technology holdings benefited performance. A large cellular telephone manufacturer, a major internet portal and the premier on-line auction site were strong, as their growth prospects were supported by long-term secular trends. The investment sub-adviser recently boosted the fund’s allocation to the consumer staples sector, which also aided performance. Companies exposed to radio advertising detracted from performance, while some other media holdings performed well. Two large health care companies hurt performance as legal and product issues caused investor concern. The investment sub-adviser believes that its continued focus on businesses with strong franchises, favorable long-term prospects, and excellent management, should generate superior returns over the long term.

In the UBS Global Asset Management (Americas) Inc. portion of the fund, risk exposure was neutral to slightly lower than that of the benchmark. Benefiting performance were a significant overweight position in the top performing wireless communications sector and an underweight position in the poor performing media sector. The fund’s bias toward the health care and utilities sectors was a slight drag on relative performance. The potential impact of drug re-importation programs hampered pharmaceuticals, while rising interest rates made investors wary of utilities. Underweighting the energy sector also detracted from results, as skyrocketing oil prices drove shares higher. In order to produce attractive risk-adjusted returns, the investment sub-adviser intends to utilize its disciplined, bottom-up stock selection process to invest in stocks trading below their perceived intrinsic value.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Core Equity Fund	17.04%	(3.87)%	9.18%

Russell 1000 Index	19.47%	(1.65)%	11.83%
Lipper Large-Cap Core Funds Average	16.87%	(2.84)%	9.15%

Growth of a $10,000 Investment Since 1994

The Core Equity Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Lipper Large-Cap Core Funds Average is a non-weighted average of funds within the large-cap core investment objective.

Performance prior to May 1, 2002 is that of a prior Sub-Adviser.

Investment Sub-Advisers

Goldman Sachs Asset Management, L.P.

UBS Global Asset Management (Americas) Inc.

About the Fund

Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Equity Index Fund

The Equity Index Fund returned 3.17% for the first half of 2004, underperforming its benchmark, the S&P 500® Index, which returned 3.44%.

With the economic recovery gaining steam at the end of 2003, the outlook for the equity market in 2004 was positive. Fiscal and monetary stimuli caused the business sector to finally begin spending and low interest rates brought about a refinancing boom in the housing market. Gross domestic product and key manufacturing reports were strong, indicating to many that the recovery was here to stay. But, looming inflation and high oil prices worried investors, offsetting the positive economic data and causing the equity markets to remain relatively flat for the period. Within the fund, the best performers were the energy, casino and gaming, and wireless telecommunication sectors. Amid higher oil prices, the energy sector showed strong gains, and the casino and gaming sector benefited from an increase in demand. Bringing down performance were the auto manufacturing, railroad, and media sectors. U.S. auto manufacturers lost additional market share to foreign automakers and fears of lower SUV sales due to increasing oil prices forced automakers to increase rebates, hurting profits. The railroad sector suffered from increasing train delays, poor earnings reports, and escalating terrorism fears.

The investment sub-adviser feels that equities are positioned for a rally in the second half of 2004. Third and fourth quarter GDP is projected to show solid growth and many firms plan to increase employment over the next six months. The investment sub-adviser thinks that this bullish outlook should directly benefit consumer spending, as more jobs may be created to meet the higher expected demand.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Equity Index Fund	18.46%	(2.49)%	11.35%

S&P 500® Index	19.10%	(2.21)%	11.83%
Lipper S&P 500 Index Objective Funds Average	18.54%	(2.54)%	11.44%

Growth of a $10,000 Investment Since 1994

The Equity Index Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The S&P 500® Index is an unmanaged index of 500 leading stocks. S&P 500® Index is a registered trademark of The McGraw-Hill Companies, Inc. The Lipper S&P 500 Index Objective Funds Average is a non-weighted average of funds within the S&P 500® Index investment objective.

Investment Sub-Adviser

Opus Investment Management, Inc.

About the Fund

Seeks to replicate the return of the S&P 500® Index.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Select Investment Grade Income Fund

The Select Investment Grade Income Fund returned (0.08)% for the first half of 2004, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 0.15%.

Performance from the spread sectors was varied for the first six months of 2004. The asset-backed securities sector did best with an excess return of 53 basis points over U.S. Treasury Securities. The mortgaged-backed securities sector had excess return of 36 basis points, while the Agency sector had an excess return of 10 basis points. The corporate sector underperformed U.S. Treasury securities for the period, primarily as a result of a weak second quarter. Based on strong technical factors and fundamentals that continue to support the sector, the portfolio had a 50% overweight to the corporate bond sector. During the second quarter, the investment sub-adviser reduced the portfolio overweight to the corporate sector by half, in anticipation of spread volatility associated with the beginning of an interest rate tightening cycle. The reduction was primarily in those sectors that would be more negatively affected by rising interest rates: banks; finance and utilities.

The fund began the year with a neutral weighting to the mortgage-backed securities sector. As volatility hit low levels and fundamentals suggested that the sector was becoming fully valued, the investment sub-adviser reduced exposure to mortgage-backed securities to a slight underweight. This strategy was helpful until June when the sector posted large excess returns. Although recent economic data have generally been softer than expected, the investment sub-adviser feels that there have been no disruptions to threaten the scenario that the Federal Reserve Board has so carefully laid out – one of a “measured” reversal of policy accommodation.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Select Investment Grade Income Fund	(0.25)%	6.01%	6.72%

Lehman Brothers Aggregate Bond Index	0.33%	6.95%	7.39%
Lipper Intermediate Investment Grade Debt Funds Average	0.29%	6.25%	6.89%

Growth of a $10,000 Investment Since 1994

The Select Investment Grade Income Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed-rate debt issues with an investment grade rating, at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of funds investing in intermediate-term corporate and government debt securities.

Investment Sub-Adviser

Opus Investment Management, Inc.

About the Fund

Seeks to generate a high level of total return which includes income and capital appreciation.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Government Bond Fund

The Government Bond Fund returned (0.47)% for the first half of 2004, underperforming its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned (0.15)%.

During the first quarter, the bond market was skeptical of the strength of the economic recovery, citing the lack of job creation. During the second quarter, after two impressive showings in monthly payroll growth and evidence of early inflationary pressure, market sentiment reversed itself, opining that the economy was too strong and that the Federal Reserve Board was potentially behind the inflation curve. This change in sentiment brought about a volatile first half for the bond market.

Performance from the spread sectors was strong in the first quarter but dismal during the second quarter. In Q1, investors’ craving for additional yield over U.S. Treasury securities helped Agencies post 28 basis points of excess return. In Q2, the transition to a Federal Reserve Board tightening cycle provided investors with many reasons to question valuations and reduce overall exposures. Evidence suggests that leveraged investors did just that, while retail-oriented mutual funds were forced to sell to meet redemptions. Intermediate maturity Agencies underperformed U.S. Treasury securities by 19 basis points, while asset-backed securities registered 15 basis points of negative excess return. The fund’s overweight to spread product, such as Agency securities, was the primary reason for outperformance in Q1 and underperformance in Q2 and the full period. Looking ahead, the investment sub-adviser plans to continue to overweight spread product as a source of outperformance for the fund, while intending to maintain a slightly shorter duration relative to the index during this Federal Reserve Board tightening cycle.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Government Bond Fund	(1.58)%	5.73%	5.96%

Lehman Brothers Intermediate Government Bond Index	(0.48)%	6.25%	6.56%
Lipper General U.S. Government Funds Average	(0.68)%	6.21%	6.63%

Growth of a $10,000 Investment Since 1994

The Government Bond Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the U.S. Government.

The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years. The Lipper General U.S. Government Funds Average is the non-weighted average performance of funds investing in general U.S. Government securities.

Investment Sub-Adviser

Opus Investment Management, Inc.

About the Fund

Seeks high income, capital preservation and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its Agencies.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Money Market Fund

The Money Market Fund returned 0.32% for the first half of 2004, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable, which returned 0.19%.

The year started with mixed to weak economic data, heightened questions about job growth, and overhanging concerns about Iraq and terrorism. Things changed in April when the March non-farm payrolls number showed that an impressive 308,000 jobs were created. At its May meeting, the Federal Reserve Board signaled that it would likely raise the 1.00% federal funds rate by 25 basis points in the near future. Subsequently, economic data remained strong and inflation started to become a concern. At its June meeting, as expected, the Federal Reserve Board raised the federal funds rate to 1.25%. While reaction to the move was muted, the rate hike was confirmation that the Federal Reserve Board believed that the U.S. economy was headed back on the right track.

Within the fund, the investment sub-adviser continued to emphasize investments in floating-rate notes during the period. In anticipation of the Federal Reserve Board’s rate hike, the investment sub-adviser shortened average maturities from 70 days, on average, to the mid 50 day range, in order to better take advantage of a rising rate environment. The investment sub-adviser believes that the U.S. economy is back on solid footing. Expectations are that the Federal Reserve Board will stick to its measured pace of interest rate hikes and that the federal funds rate may climb to about 2.00% by year end. The investment sub-adviser plans to maintain a mid-range average maturity in the coming months to take advantage of these upcoming interest rate hikes.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Money Market Fund	0.64%	3.21%	4.29%

Money Fund Report Averages: First Tier Taxable	0.39%	2.69%	3.80%
Lipper Money Market Funds Average	0.53%	2.88%	3.99%

Average Yield as of June 30, 2004

Money Market Fund 7-Day Yield	0.70%

Growth of a $10,000 Investment Since 1994

The Money Market Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Money Fund Report Averages: First Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category.

Investment Sub-Adviser

Opus Investment Management, Inc.

About the Fund

Seeks to maximize current income for investors while preserving capital and liquidity.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

Financials

SELECT CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS - 97.2%

	Advertising - 0.8%
88,000	Catalina Marketing Corp. (a)*	$1,609,520
16,000	Lamar Advertising Co.*	693,600

		2,303,120

	Aerospace & Defense - 2.3%
53,000	Alliant Techsystems, Inc. (a)*	3,357,020
111,000	Rockwell Collins, Inc.	3,698,520

		7,055,540

	Airlines - 0.6%
59,000	JetBlue Airways Corp. (a)*	1,733,420

	Auto Manufacturers - 0.8%
43,000	Oshkosh Truck Corp.	2,464,330

	Banks - 0.6%
29,000	Investors Financial Services Corp.	1,263,820
16,000	Silicon Valley Bancshares*	634,400

		1,898,220

	Beverages - 0.8%
80,000	Cott Corp.*	2,592,000

	Biotechnology - 2.9%
15,000	Celgene Corp.*	858,900
61,000	Human Genome Sciences, Inc.*	709,430
23,000	Invitrogen Corp.*	1,655,770
177,000	Medimmune, Inc.*	4,141,800
40,000	Protein Design Labs, Inc.*	765,200
58,000	Vertex Pharmaceuticals, Inc.*	628,720

		8,759,820

	Building Materials - 0.9%
66,000	American Standard Companies, Inc.*	2,660,460

	Chemicals - 1.0%
33,000	Potash Corp. of Saskatchewan, Inc. (a)	3,197,700

	Commercial Services - 9.9%
16,000	Apollo Group, Inc.*	1,412,640
131,000	BearingPoint, Inc.*	1,161,970
94,000	Certegy, Inc.	3,647,200
107,000	ChoicePoint, Inc.*	4,885,620
61,000	Education Management*	2,004,460
34,000	Fair Isaac Corp.	1,134,920
7,000	Getty Images, Inc. (a)*	420,000
27,000	Global Payments, Inc.	1,215,540
78,000	Hewitt Associates, Inc.*	2,145,000
57,000	Iron Mountain, Inc.*	2,750,820
72,000	Manpower, Inc.	3,655,440
89,000	Robert Half International, Inc.	2,649,530
101,000	Viad Corp.	2,728,010

		29,811,150

	Computers - 5.6%
23,000	CACI International, Inc., Class A*	$930,120
133,000	Cadence Design Systems, Inc. (a)*	1,945,790
127,000	Ceridian Corp. (a)*	2,857,500
46,000	Diebold Inc.	2,432,020
78,000	DST Systems, Inc.*	3,751,020
16,000	Lexmark International Group, Inc.*	1,544,480
31,000	Research In Motion*	2,121,640
48,000	SunGard Data Systems, Inc.*	1,248,000

		16,830,570

	Diversified Financial Services - 3.7%
137,000	Ameritrade Holding Corp.*	1,554,950
83,000	CapitalSource, Inc. (a)*	2,029,350
54,000	Eaton Vance Corp.	2,063,340
35,000	Federated Investors, Inc., Class B	1,061,900
20,000	Legg Mason, Inc.	1,820,200
116,000	Waddell & Reed Financial, Class A	2,564,760

		11,094,500

	Electronics - 2.1%
35,000	Flir Systems, Inc. (a)*	1,921,500
45,000	Garmin, Ltd. (a)	1,666,800
49,000	Jabil Circuit, Inc.*	1,233,820
35,000	Waters Corp.*	1,672,300

		6,494,420

	Food - 1.1%
35,000	Whole Foods Market, Inc. (a)	3,340,750

	Health Care - Products - 1.4%
46,000	Edwards Lifesciences Corp.*	1,603,100
55,000	Kinetic Concepts, Inc.*	2,744,500

		4,347,600

	Health Care - Services - 4.2%
3,000	Anthem, Inc. (a)*	268,680
37,000	Community Health Systems, Inc.*	990,490
26,000	Coventry Health Care, Inc.*	1,271,400
39,000	Davita, Inc.*	1,202,370
129,000	Health Management Associates, Inc., Class A (a)	2,892,180
69,000	Laboratory Corp. of America Holdings*	2,739,300
99,000	Manor Care, Inc.	3,235,320

		12,599,740

	Insurance - 3.7%
50,000	Assurant, Inc.	1,319,000
43,000	Axis Capital Holdings, Ltd.	1,204,000
53,000	Genworth Financial, Inc., Class A (a)*	1,216,350
53,000	Principal Financial Group, Inc.	1,843,340
42,000	Protective Life Corp.	1,624,140
35,000	Radian Group, Inc.	1,676,500
60,000	Willis Group Holdings, Ltd.	2,247,000

		11,130,330

See Notes to Financial Statements.

SELECT CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Internet - 3.5%
32,000	CheckFree Corp. (a)*	$960,000
39,000	CNET Networks, Inc. (a)*	431,730
23,000	InterActiveCorp (a)*	693,220
67,000	Monster Worldwide, Inc.*	1,723,240
177,000	Network Associates, Inc.*	3,209,010
160,000	VeriSign, Inc.*	3,184,000
29,000	WebMD Corp.*	270,280

		10,471,480

	Iron & Steel - 1.4%
40,000	International Steel Group, Inc. (a)*	1,190,000
41,000	Nucor Corp.	3,147,160

		4,337,160

	Leisure Time - 1.2%
86,000	Brunswick Corp. (a)	3,508,800

	Lodging - 0.9%
98,000	Fairmont Hotels & Resorts, Inc.	2,641,100

	Manufacturing - Miscellaneous - 2.9%
50,000	Danaher Corp.	2,592,500
33,000	ITT Industries, Inc.	2,739,000
59,000	Roper Industries, Inc.	3,357,100

		8,688,600

	Media - 3.6%
66,000	Cablevision Systems Corp.*	1,296,900
169,000	Citadel Broadcasting Corp. (a)*	2,462,330
70,000	Cox Radio, Inc.*	1,216,600
25,000	Entercom Communications Corp.*	932,500
83,000	Rogers Communications, Inc., Class B (a)	1,504,790
51,000	Scholastic Corp. (a)*	1,527,450
67,000	XM Satellite Radio Holdings, Inc. (a)*	1,828,430

		10,769,000

	Mining - 0.7%
53,000	Newmont Mining Corp.	2,054,280

	Oil & Gas - 4.6%
96,000	Diamond Offshore Drilling, Inc. (a)	2,287,680
54,000	EOG Resources, Inc.	3,224,340
47,000	Murphy Oil Corp.	3,463,900
68,000	Western Gas Resources, Inc.	2,208,640
87,000	XTO Energy, Inc.	2,591,730

		13,776,290

	Oil & Gas Services - 4.3%
99,000	BJ Services Co.*	4,538,160
48,000	Cooper Cameron Corp.*	2,337,600
72,000	FMC Technologies, Inc.*	2,073,600
71,000	Smith International, Inc.*	3,958,960

		12,908,320

	Pharmaceuticals - 9.8%
54,000	Abgenix, Inc. (a)*	$632,880
56,000	Alkermes, Inc. (a)*	761,600
45,000	AmerisourceBergen Corp.	2,690,100
38,000	Amylin Pharmaceuticals, Inc. (a)*	866,400
57,000	Andrx Corp. (a)*	1,592,010
35,000	Barr Pharmaceuticals*	1,179,500
39,000	Cephalon, Inc. (a)*	2,106,000
44,000	Gilead Sciences, Inc.*	2,948,000
25,000	ICOS Corp. (a)*	746,000
27,000	ImClone Systems, Inc. (a)*	2,316,330
115,000	IVAX Corp. (a)*	2,758,850
22,000	Neurocrine Biosciences, Inc.*	1,140,700
135,000	Omnicare, Inc. (a)	5,779,350
7,000	Sepracor, Inc. (a)*	370,300
35,800	Taro Pharmaceuticals Industries (a)*	1,557,300
42,200	Valeant Pharmaceuticals International	844,000
48,000	Watson Pharmaceuticals, Inc. (a)*	1,291,200

		29,580,520

	Retail - 7.5%
46,000	Best Buy Co., Inc.	2,334,040
33,000	CDW Corp.	2,104,080
66,000	Dollar Tree Stores, Inc.*	1,810,380
96,000	Family Dollar Stores, Inc.	2,920,320
11,000	MSC Industrial Direct Co., Class A (a)	361,240
41,000	O’Reilly Automotive, Inc.*	1,853,200
26,000	P.F. Chang’s China Bistro, Inc. (a)*	1,069,900
104,000	Petsmart, Inc. (a)	3,374,800
76,000	Ross Stores, Inc.	2,033,760
43,000	Shoppers Drug Mart Corp.	1,071,191
48,000	The Cheesecake Factory, Inc. (a)*	1,909,920
59,000	Williams-Sonoma, Inc. (a)*	1,944,640

		22,787,471

	Semiconductors - 4.3%
237,000	Agere Systems, Inc.*	509,550
180,000	Agere Systems, Inc., Class A (a)*	414,000
74,000	Amis Holdings, Inc.*	1,252,080
61,000	Integrated Circuit Systems, Inc.*	1,656,760
108,000	Intersil Corp., Class A	2,339,280
78,000	Microchip Technology, Inc.	2,460,120
49,000	Novellus Systems, Inc.*	1,540,560
52,000	QLogic Corp.*	1,382,680
61,000	Semtech Corp.*	1,435,940

		12,990,970

	Software - 3.7%
49,000	Adobe Systems, Inc.	2,278,500
29,000	Citrix Systems, Inc.*	590,440
15,000	Cognos, Inc.*	542,400
53,000	Fiserv, Inc.*	2,061,170
43,000	Intuit, Inc.*	1,658,940
51,000	Jack Henry & Associates, Inc.	1,025,100
36,000	Mercury Interactive Corp. (a)*	1,793,880
60,000	Red Hat, Inc. (a)*	1,378,200

		11,328,630

See Notes to Financial Statements.

SELECT CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Telecommunications - 5.2%
51,000	Comverse Technology, Inc.*	$1,016,940
155,000	Crown Castle International Corp.*	2,286,250
73,000	Harris Corp., Inc.	3,704,750
58,000	Juniper Networks, Inc.*	1,425,060
47,000	Nextel Communications, Inc., Class A*	1,253,020
124,000	Nextel Partners, Inc., Class A*	1,974,080
41,000	Triton PCS Holdings, Inc.*	178,760
131,000	Western Wireless Corp., Class A (a)*	3,787,210

		15,626,070

	Transportation - 1.2%
41,000	C.H. Robinson Worldwide, Inc.	1,879,440
35,000	Expeditors International of Washington, Inc.	1,729,350

		3,608,790

	Total Common Stocks (Cost $222,568,017)	293,391,151

Par Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (b) - 2.8%

	Fannie Mae - 1.7%
$5,000,000	1.27%, 08/11/04	4,992,768

	Federal Home Loan Bank - 1.1%
3,185,000	1.20%, 07/01/04	3,185,000

	Freddie Mac - 0.0%
124,000	1.22%, 07/07/04	123,975

	Total U.S. Government Agency Obligations (Cost $8,301,743)	8,301,743

Total Investments - 100.0% (Cost $230,869,760)		301,692,894

Net Other Assets and Liabilities - 0.0%		92,184

Total Net Assets - 100.0%		$301,785,078

*	Non-income producing security.
(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $60,259,083. The value of collateral amounted to $62,987,027 which consisted of cash equivalents.
(b)	Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $236,311,845. Net unrealized appreciation (depreciation) aggregated $65,381,049, of which $71,986,374 related to appreciated investment securities and $(6,605,325) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $69,352,301 and $87,557,989 of non-governmental issuers, respectively.

See Notes to Financial Statements.

SELECT VALUE OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS - 96.8%

	Aerospace & Defense - 6.8%
223,400	Goodrich (B.F.) Co.	$7,222,522
208,050	Moog, Inc., Class A*	7,720,735
238,400	United Defense Industries, Inc.*	8,344,000

		23,287,257

	Auto Manufacturers - 1.8%
108,100	Oshkosh Truck Corp.	6,195,211

	Auto Parts & Equipment - 0.0%
267,700	Mascotech, Inc. (a)	0

	Banks - 3.6%
183,300	Hibernia Corp., Class A	4,454,190
210,350	North Fork Bancorp., Inc.	8,003,818

		12,458,008

	Beverages - 1.3%
118,200	Constellation Brands, Inc.*	4,388,766

	Building Materials - 1.7%
142,900	York International Corp.	5,868,903

	Chemicals - 10.8%
400,000	Airgas, Inc.	9,564,000
129,120	Georgia Gulf Corp.	4,630,243
159,800	International Flavors & Fragrances, Inc.	5,976,520
473,500	Lyondell Chemical Co. (b)	8,234,165
662,700	Methanex Corp.	8,761,557

		37,166,485

	Commercial Services - 6.1%
144,060	Aramark Services, Inc., Class B	4,143,166
420,500	BISYS Group, Inc. (b)*	5,912,230
106,610	Manpower, Inc. (b)	5,412,590
168,212	R. R. Donnelley & Sons Co.	5,554,360

		21,022,346

	Diversified Financial Services - 0.8%
233,300	E*TRADE Financial Corp.*	2,601,295

	Electric - 1.8%
225,300	PG&E Corp.*	6,294,882

	Entertainment - 2.8%
201,700	Alliance Gaming Corp.*	3,461,172
377,200	Intrawest Corp. (b)	6,016,340

		9,477,512

	Environmental Control - 2.9%
364,500	Watts Industries, Inc., Class A	9,823,275

	Forest Products & Paper - 1.1%
96,800	Boise Cascade Corp.	$3,643,552

	Hand & Machine Tools - 3.2%
107,800	Snap-On, Inc.	3,616,690
160,200	Stanley Works (b)	7,301,916

		10,918,606

	Health Care - Products - 1.6%
94,280	C.R. Bard, Inc.	5,340,962

	Health Care - Services - 1.3%
176,600	Kindred Healthcare, Inc.*	4,653,410

	Holding Companies - Diversified - 2.7%
324,300	Brascan Corp., Class A (b)	9,158,232

	Home Builders - 1.8%
180,700	Thor Industries, Inc. (b)	6,046,222

	Insurance - 10.5%
90,400	AMBAC Financial Group, Inc.	6,638,976
241,000	Assurant, Inc.	6,357,580
144,090	Everest Re Group, Ltd.	11,579,072
149,000	Fidelity National Financial, Inc.	5,563,660
161,300	Willis Group Holdings, Ltd.	6,040,685

		36,179,973

	Leisure Time - 1.7%
134,700	Royal Caribbean Cruises, Ltd. (b)	5,847,327

	Machinery - Diversified - 1.5%
247,700	UNOVA, Inc. (b)*	5,015,925

	Manufacturing - Miscellaneous - 1.2%
133,600	A.O. Smith Corp.	4,247,144

	Media - 6.8%
215,500	Belo Corp.	5,786,175
249,686	Cablevision Systems Corp.*	4,906,330
207,700	Entercom Communications Corp.*	7,747,210
68,800	Knight-Ridder, Inc. (b)	4,953,600

		23,393,315

	Metal Fabricate & Hardware - 1.6%
183,000	Kaydon Corp.	5,660,190

	Oil & Gas - 2.0%
399,600	Pride International, Inc. (b)*	6,837,156

	Oil & Gas Services - 1.5%
114,100	Weatherford International, Ltd.*	5,132,218

See Notes to Financial Statements.

SELECT VALUE OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Pharmaceuticals - 1.4%
114,200	Omnicare, Inc. (b)	$4,888,902

	Real Estate - 0.5%
43,200	The St. Joe Co. (b)	1,715,040

	Retail - 6.4%
290,400	CSK Auto Corp.*	4,977,456
265,700	Dollar Tree Stores, Inc.*	7,288,151
211,600	Insight Enterprises, Inc.*	3,758,016
201,100	Tuesday Morning Corp.*	5,831,900

		21,855,523

	Semiconductors - 1.6%
1,269,900	Conexant Systems, Inc.*	5,498,667

	Software - 3.5%
172,500	Hyperion Solutions Corp.*	7,541,700
192,300	NDCHealth Corp. (b)	4,461,360

		12,003,060

	Telecommunications - 2.7%
154,200	Amdocs, Ltd.*	3,612,906
958,300	Arris Group, Inc. (b)*	5,692,302

		9,305,208

	Transportation - 1.8%
194,200	CSX Corp.	6,363,934

	Total Common Stocks (Cost $284,653,927)	332,288,506

Total Investments - 96.8% (Cost $284,653,927)		332,288,506

Net Other Assets and Liabilities - 3.2%		10,991,741

Total Net Assets - 100.0%		$343,280,247

*	Non-income producing security.
(a)	Contingent Value Obligation.
(b)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $45,788,751. The value of collateral amounted to $47,855,415 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $285,444,209. Net unrealized appreciation (depreciation) aggregated $46,844,297, of which $50,974,567 related to appreciated investment securities and $(4,130,270) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $174,094,426 and $229,590,061 of non-governmental issuers, respectively.

See Notes to Financial Statements.

SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS - 97.8%

	Australia - 2.1%
171,597	James Hardie Industries NV	$715,714
105,363	National Australia Bank, Ltd.	2,185,574
273,727	News Corp., Ltd.	2,412,767
159,561	Westpac Banking Corp., Ltd.	1,952,171

		7,266,226

	Canada - 0.4%
32,793	Royal Bank of Canada (a)	1,446,243

	Finland - 1.0%
240,806	Nokia Oyj	3,478,701

	France - 9.8%
96,747	Aventis (a)	7,312,138
168,609	Axa	3,717,273
73,288	BNP Paribas (a)	4,512,520
113,058	France Telecom SA	2,949,755
38,799	Lafarge SA	3,464,094
60,697	Total SA, Class B	11,585,141

		33,540,921

	Germany - 6.0%
96,753	Bayer AG	2,793,045
130,740	Bayerische Motoren Werke (BMW) AG	5,791,844
45,229	Deutsche Bank AG (a)	3,557,789
115,537	Veba AG	8,345,280

		20,487,958

	Hong Kong - 3.6%
272,000	Cheung Kong Holdings, Ltd.	2,005,218
271,000	Esprit Holdings, Ltd.	1,212,606
186,400	Hang Seng Bank, Ltd.	2,389,851
950,000	Johnson Electric Holdings, Ltd.	968,313
814,000	Li & Fung, Ltd.	1,189,746
305,000	Sun Hung Kai Properties, Ltd.	2,502,676
291,000	Swire Pacific, Ltd.	1,884,123

		12,152,533

	Ireland - 0.9%
148,082	CRH, Plc	3,138,460

	Italy - 3.6%
362,165	ENI SpA (a)	7,199,324
1,622,383	Telecom Italia SpA	5,049,047

		12,248,371

	Japan - 17.5%
6,630	Acom Co., Ltd.	430,011
196,900	Canon, Inc.	10,356,996
39,800	Fanuc, Ltd.	2,370,196
135,400	Honda Motor Co., Ltd.	6,515,153
41,400	Hoya Corp.	4,325,006
353	Japan Tobacco, Inc.	2,738,362
164	Millea Holdings, Inc.	2,430,408
337	Mitsubishi Tokyo Financial Group, Inc.	3,113,662
227,000	Mitsui Sumitomo Insurance Co., Ltd.	2,128,482
1,423	Nippon Telegraph & Telephone Corp.	7,589,160
1,260	NTT Mobile Communcations Network, Inc.	2,247,633
94,000	Ricoh Co., Ltd.	1,994,969
19,400	Rohm Co., Ltd.	2,317,742
88,300	Shin-Etsu Chemical Co., Ltd.	3,150,254
130,000	Shionogi & Co., Ltd.	2,230,984
443	Sumitomo Mitsui Financial Group, Inc. (a)	3,031,277
59,000	Takeda Chemical Industries, Ltd.	2,585,281

		59,555,576

	Netherlands - 8.4%
306,845	ABN-Amro Holdings	6,720,071
209,354	Elsevier NV	2,942,742
37,667	Heineken NV	1,239,227
354,589	ING Groep NV	8,378,998
65,760	Koninklijke Ahold NV*	516,638
212,243	Koninklijke (Royal) Phillips Electronics NV	5,721,105
82,277	TNT Post Group NV	1,882,085
47,253	VNU NV	1,373,874

		28,774,740

	Singapore - 0.6%
262,000	United Overseas Bank, Ltd.	2,039,621

	South Korea - 4.2%
35,670	Hyundai Motor Co., Ltd.	1,372,160
99,060	Korea Electric Power Corp.	1,594,562
43,330	Korea Telecom Corp.	1,449,333
19,950	POSCO	2,572,523
17,826	Samsung Electronics Co.	7,358,721

		14,347,299

	Spain - 3.0%
517,053	Banco de Santander	5,372,163
331,122	Telefonica SA	4,900,376

		10,272,539

	Switzerland - 12.2%
46,858	Nestle SA	12,500,956
167,488	Novartis AG	7,391,439
65,127	Roche Holdings AG	6,450,536
82,596	Swiss Reinsurance Co.	5,366,975
139,765	UBS AG	9,852,040

		41,561,946

	Taiwan - 0.6%
229,814	Taiwan Semiconductor Manufacturing Co., ADR (a)	1,909,752

	United Kingdom - 23.9%
708,946	Barclays, Plc	6,036,288
224,344	British American Tobacco Industries, Plc	3,474,694

See Notes to Financial Statements.

SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	United Kingdom (continued)
470,649	BT Group, Plc	$1,693,354
361,131	Cadbury Schweppes, Plc	3,114,107
501,865	Centrica, Plc	2,042,176
449,238	Compass Group, Plc, Sponsored ADR	2,740,006
300,015	Diageo, Plc	4,043,095
90,695	Enterprise Inns Plc	945,238
236,625	GlaxoSmithKline, Plc	4,786,464
60,820	GUS, Plc	932,073
517,760	HSBC Holdings, Plc	7,695,420
461,821	Kingfisher, Plc	2,396,123
139,394	Marks & Spencer Group, Plc	916,519
300,485	Prudential Corp., Plc	2,584,336
165,137	Reed Elsevier, Plc	1,604,350
164,187	Royal Bank of Scotland	4,725,843
319,821	Smith & Nephew, Plc	3,440,469
95,292	Smiths Group, Plc	1,289,366
1,188,725	Tesco, Plc	5,736,685
246,487	Tomkins, Plc	1,226,384
38,099	Travis Perkins, Plc	948,144
531,355	Unilever, Plc	5,210,412
3,219,151	Vodafone Airtouch, Plc	7,045,608
60,509	Whitbread, Plc	902,082
253,186	Wolseley, Plc	3,923,700
195,734	WPP Group, Plc	1,986,755

		81,439,691

	Total Common Stocks (Cost $302,872,459)	333,660,577

PREFERRED STOCKS - 0.1%

	France - 0.1%
13,241	AXA Preferred, Convertible	296,114

	Total Preferred Stocks (Cost $197,489)	296,114

RIGHTS - 0.0%

	Thailand - 0.0%
100,421	TelecomAsia Corp., Public Co., Ltd. (b)*	0

	United Kingdom - 0.0%
332,400	Ti Automotive, Ltd. (b)*	0

	Total Rights (Cost $68,642)	0

Total Investments - 97.9% (Cost $303,138,590)		333,956,691

Net Other Assets and Liabilities - 2.1%		7,039,334

Total Net Assets - 100.0%		$340,996,025

*	Non-income producing security.
(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $21,471,927. The value of collateral amounted to $22,723,493 which consisted of cash equivalents.
(b)	Contingent Value Obligation.
ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $312,421,255. Net unrealized appreciation (depreciation) aggregated $21,535,436, of which $40,944,750 related to appreciated investment securities and $(19,409,314) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $42,588,530 and $84,148,458 of non-governmental issuers, respectively.

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

Contracts To Deliver	Currency	Settlement Date	Contracts At Value	In Exchange For U.S. $	Unrealized Depreciation
32,132,988	JPY	07/01/04	$97,983	$97,901	$(82)

JPY	Japanese Yen

Industry Concentration of Investments

as a Percentage of Net Assets:

Advertising	0.6%
Agriculture	1.8
Auto Manufacturers	4.0
Banks	17.6
Beverages	1.6
Building Materials	2.4
Chemicals	1.7
Distribution & Wholesale	1.9
Diversified Financial Services	0.1
Electric	2.9
Electrical Components & Equipment	2.4
Electronics	2.9
Food	7.9
Food Service	0.8
Gas	0.6
Health Care-Products	2.3
Holding Companies - Diversified	0.9
Home Furnishings	1.4
Insurance	7.3
Iron & Steel	0.8
Manufacturing - Miscellaneous	0.4
Media	2.4
Office & Business Equipment	3.6
Oil & Gas	5.5
Pharmaceuticals	9.0
Real Estate	1.3
Retail	1.8
Semiconductors	0.7
Telecommunications	10.7
Transportation	0.6
Net Other Assets and Liabilities	2.1

Total	100.0%

See Notes to Financial Statements.

SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS - 98.1%

	Banks - 2.4%
276,215	State Street Corp. (a)	$13,545,584

	Biotechnology - 2.1%
80,600	Amgen, Inc.*	4,398,342
95,100	Genentech, Inc.*	5,344,620
81,800	Medimmune, Inc.*	1,914,120

		11,657,082

	Commercial Services - 2.8%
51,900	Apollo Group, Inc.*	4,582,251
150,225	Certegy, Inc.	5,828,730
155,442	Paychex, Inc.	5,266,375

		15,677,356

	Computers - 4.7%
116,900	Apple Computer, Inc.*	3,803,926
435,782	Dell, Inc.*	15,609,711
60,400	International Business Machines Corp.	5,324,260
14,500	Lexmark International Group, Inc.*	1,399,685

		26,137,582

	Cosmetics & Personal Care - 2.0%
92,400	Avon Products, Inc.	4,263,336
23,900	Estee Lauder Cos., Inc., Class A	1,165,842
67,205	Gillette Co.	2,849,492
52,800	Procter & Gamble Co.	2,874,432

		11,153,102

	Diversified Financial Services - 10.7%
254,045	American Express Co.	13,052,832
328,703	Citigroup, Inc.	15,284,689
150,224	Fannie Mae	10,719,985
35,700	Goldman Sachs and Co.	3,361,512
57,200	Merrill Lynch & Co., Inc.	3,087,656
183,100	Morgan (J.P.) & Co., Inc. (a)	7,098,787
185,804	SLM Corp.	7,515,772

		60,121,233

	Electrical Components & Equipment - 1.6%
332,074	Molex Inc., Class A	9,058,979

	Electronics - 1.0%
199,700	Agilent Technologies, Inc.*	5,847,216

	Food - 1.4%
115,500	Kroger Co. (a)*	2,102,100
58,400	Whole Foods Market, Inc. (a)	5,574,280

		7,676,380

	Health Care - Products - 4.5%
23,400	Alcon, Inc.	1,840,410
98,830	Dentsply International, Inc.	5,149,043
53,200	Guidant Corp.	$2,972,816
142,317	Johnson & Johnson	7,927,057
93,945	Medtronic, Inc.	4,577,000
31,626	Zimmer Holdings, Inc.*	2,789,413

		25,255,739

	Health Care - Services - 2.3%
162,084	Lincare Holding, Inc. (a)*	5,326,080
122,550	UnitedHealth Group, Inc.	7,628,737

		12,954,817

	Home Furnishings - 0.4%
26,900	Harman International Industries, Inc.	2,447,900

	Insurance - 3.8%
199,007	AFLAC, Inc.	8,121,476
187,083	American International Group, Inc.	13,335,276

		21,456,752

	Internet - 6.1%
90,100	eBay, Inc.*	8,284,695
319,082	InterActiveCorp (a)*	9,617,131
63,500	Symantec Corp.*	2,780,030
366,710	Yahoo!, Inc.*	13,322,574

		34,004,430

	Leisure Time - 1.9%
225,336	Carnival Corp.	10,590,792

	Manufacturing - Miscellaneous - 3.2%
221,382	Dover Corp.	9,320,182
272,400	General Electric Co.	8,825,760

		18,145,942

	Media - 5.0%
284,635	Comcast Corp., Special Class A*	7,858,772
159,600	DIRECTV Group (The), Inc.*	2,729,160
996,221	Liberty Media Group, Class A	8,956,027
67,205	Liberty Media International, Inc., Class A*	2,493,306
140,000	Univision Communications, Inc. (a)*	4,470,200
47,200	Viacom, Inc., Class B	1,685,984

		28,193,449

	Oil & Gas - 0.8%
48,700	Total SA, Sponsored ADR	4,679,096

	Oil & Gas Services - 3.1%
102,400	BJ Services Co.*	4,694,016
194,478	Schlumberger, Ltd.	12,351,298
9,500	Smith International, Inc.*	529,720
700	Weatherford International, Ltd.*	31,486

		17,606,520

See Notes to Financial Statements.

SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Pharmaceuticals - 10.5%
47,500	Allergan, Inc.	$4,252,200
73,800	AstraZeneca Plc, ADR (a)	3,368,232
122,552	Cardinal Health, Inc. (a)	8,584,768
133,900	Caremax Rx, Inc.*	4,410,666
65,900	Gilead Sciences, Inc.*	4,415,300
41,000	IVAX Corp. (a)*	983,590
68,900	Lilly (Eli) & Co.	4,816,799
77,900	Novartis AG, Sponsored ADR	3,466,550
447,075	Pfizer, Inc.	15,325,731
28,400	Roche Holding AG, Sponsored ADR	2,811,881
186,594	Wyeth Corp.	6,747,239

		59,182,956

	Retail - 7.5%
159,800	Bed Bath & Beyond, Inc.*	6,144,310
92,400	Chico’s FAS, Inc. (a)*	4,172,784
80,100	Costco Wholesale Corp.	3,289,707
205,569	Home Depot, Inc.	7,236,029
26,400	Kohls Corp. (a)*	1,116,192
74,800	Lowes Cos., Inc.	3,930,740
173,700	Starbucks Corp.*	7,552,476
91,400	Target Corp.	3,881,758
125,700	Tiffany & Co.	4,632,045

		41,956,041

	Semiconductors - 6.1%
633,568	Intel Corp.	17,486,477
154,600	Marvell Technology Group, Ltd. (a)*	4,127,820
65,500	Maxim Integrated Products, Inc.	3,433,510
121,600	National Semiconductor Corp.*	2,673,984
264,700	Texas Instruments, Inc.	6,400,446

		34,122,237

	Software - 9.0%
108,300	Electronic Arts, Inc.*	5,907,765
237,196	First Data Corp.	10,559,966
154,177	Intuit, Inc.*	5,948,149
51,300	Mercury Interactive Corp. (a)*	2,556,279
661,126	Microsoft Corp.	18,881,759
152,900	SAP AG, Sponsored ADR (a)	6,392,749

		50,246,667

	Telecommunications - 5.2%
48,900	Amdocs, Ltd.*	1,145,727
770,133	Cisco Systems, Inc.*	18,252,152
445,358	Vodafone Group, Plc, Sponsored ADR (a)	9,842,412

		29,240,291

	Total Common Stocks (Cost $495,054,012)	550,958,143

INVESTMENT COMPANY - 1.6%

8,979,988	Marshall Money Market Fund	$8,979,988

	Total Investment Company (Cost $8,979,988)	8,979,988

Total Investments - 99.7% (Cost $504,034,000)		559,938,131

Net Other Assets and Liabilities - 0.3%		1,757,978

Total Net Assets - 100.0%		$561,696,109

*	Non-income producing security.
(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $53,584,751. The value of collateral amounted to $58,115,843 which consisted of cash equivalents.
ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $516,876,242. Net unrealized appreciation (depreciation) aggregated $43,061,889, of which $52,019,231 related to appreciated investment securities and $(8,957,342) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $395,298,774 and $475,409,200 of non-governmental issuers, respectively.

See Notes to Financial Statements.

CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS - 98.4%

	Advertising - 1.0%
139,100	Interpublic Group of Companies, Inc.*	$1,909,843
39,700	Lamar Advertising Co.*	1,720,995

		3,630,838

	Aerospace & Defense - 1.6%
43,200	Boeing Co.	2,207,088
37,400	Northrop Grumman Corp.	2,008,380
13,900	United Technologies Corp.	1,271,572

		5,487,040

	Airlines - 0.2%
82,000	Delta Air Lines, Inc.* (a)	583,840

	Auto Parts & Equipment - 0.7%
43,100	Johnson Controls, Inc.	2,300,678

	Banks - 6.0%
40,178	Bank of America Corp.	3,399,862
145,700	Mellon Financial Corp.	4,273,381
41,800	Northern Trust Corp.	1,767,304
65,700	PNC Bank Corp.	3,487,356
17,300	State Street Corp.	848,392
131,200	Wells Fargo & Co.	7,508,576

		21,284,871

	Beverages - 2.0%
128,000	PepsiCo, Inc.	6,896,640

	Biotechnology - 0.4%
26,100	Amgen, Inc.*	1,424,277

	Building Materials - 2.0%
71,900	Martin Marietta Materials, Inc. (a)	3,187,327
128,700	Masco Corp.	4,012,866

		7,200,193

	Commercial Services - 2.7%
206,100	Cendant Corp.	5,045,328
40,700	Equifax, Inc. (a)	1,007,325
34,200	Moody’s Corp.	2,211,372
47,000	Valassis Communications, Inc.*	1,432,090

		9,696,115

	Computers - 1.7%
136,900	Dell, Inc.*	4,903,758
82,000	EMC Corp.*	934,800

		5,838,558

	Cosmetics & Personal Care - 3.1%
63,600	Avon Products, Inc.	2,934,504
67,600	Colgate-Palmolive Co.	3,951,220
33,800	Kimberly-Clark Corp.	2,226,744
35,800	Procter & Gamble Co.	$1,948,952

		11,061,420

	Diversified Financial Services - 13.7%
381,700	Charles Schwab Corp.	3,668,137
227,982	Citigroup, Inc.	10,601,163
82,900	Fannie Mae	5,915,744
191,900	Freddie Mac	12,147,270
96,600	MBNA Corp. (a)	2,491,314
188,100	Morgan (J.P.) & Co., Inc.	7,292,637
123,300	Morgan Stanley Dean Witter & Co.	6,506,541

		48,622,806

	Electric - 3.4%
108,700	American Electric Power, Inc. (a)	3,478,400
92,700	CMS Energy Corp.* (a)	846,351
87,900	Exelon Corp.	2,926,191
95,100	FirstEnergy Corp.	3,557,691
68,200	Pepco Holdings, Inc.	1,246,696

		12,055,329

	Food - 1.7%
91,400	Albertson’s, Inc. (a)	2,425,756
58,200	Wrigley (Wm.) Jr. Co.	3,669,510

		6,095,266

	Forest Products & Paper - 0.5%
60,700	MeadWestvaco Corp.	1,783,973

	Gas - 0.7%
70,800	Sempra Energy	2,437,644

	Health Care - Products - 1.8%
35,100	Guidant Corp.	1,961,388
45,600	Johnson & Johnson	2,539,920
35,000	Medtronic, Inc.	1,705,200

		6,206,508

	Health Care - Services - 1.9%
9,900	Quest Diagnostics, Inc.	841,005
94,300	UnitedHealth Group, Inc.	5,870,175

		6,711,180

	Household Products & Wares - 0.3%
23,800	Energizer Holdings, Inc.*	1,071,000

	Insurance - 3.0%
53,300	AFLAC, Inc.	2,175,173
13,400	AMBAC Financial Group, Inc.	984,096
49,400	American International Group, Inc.	3,521,232
45,200	Hartford Financial Services Group, Inc.	3,107,048
24,900	Willis Group Holdings, Ltd.	932,505

		10,720,054

See Notes to Financial Statements.

CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Internet - 1.5%
28,000	eBay, Inc.*	$2,574,600
77,800	Yahoo!, Inc.*	2,826,474

		5,401,074

	Leisure Time - 0.6%
78,300	Sabre Group Holdings, Inc. (a)	2,169,693

	Lodging - 1.7%
52,600	Harrah’s Entertainment, Inc.	2,845,660
39,300	Marriott International, Inc., Class A	1,960,284
30,700	Starwood Hotels & Resorts Worldwide, Inc.	1,376,895

		6,182,839

	Manufacturing - Miscellaneous - 1.6%
57,900	Illinois Tool Works, Inc.	5,552,031

	Media - 11.2%
107,400	Clear Channel Communications, Inc.	3,968,430
52,200	Comcast Corp., Special Class A*	1,441,242
40,300	Cox Communications, Inc.*	1,119,937
59,400	Echostar Communications Corp.*	1,826,550
32,700	Gannett Co., Inc.	2,774,595
247,300	Liberty Media Group, Class A	2,223,227
57,500	McGraw-Hill Cos., Inc.	4,402,775
439,100	Time Warner, Inc.*	7,719,378
140,130	Univision Communications, Inc.* (a)	4,474,351
268,100	Viacom, Inc., Class B	9,576,532

		39,527,017

	Oil & Gas - 4.1%
66,856	ConocoPhillips	5,100,444
207,900	Exxon Mobil Corp.	9,232,839

		14,333,283

	Pharmaceuticals - 6.9%
81,600	Bristol-Myers Squibb Co.	1,999,200
78,400	Caremax Rx, Inc.*	2,582,496
37,600	Cephalon, Inc.* (a)	2,030,400
24,900	Lilly (Eli) & Co.	1,740,759
236,800	Pfizer, Inc.	8,117,504
224,000	Wyeth Corp.	8,099,840

		24,570,199

	Retail - 4.1%
43,000	CarMax, Inc.* (a)	940,410
76,200	Costco Wholesale Corp.	3,129,534
30,300	Dollar Tree Stores, Inc.*	831,129
72,000	Family Dollar Stores, Inc.	2,190,240
26,100	Lowes Cos., Inc.	1,371,555
115,700	Wal-Mart Stores, Inc.	6,104,332

		14,567,200

	Savings & Loans - 0.3%
10,000	Golden West Financial Corp.	1,063,500

	Semiconductors - 2.3%
234,200	Intel Corp.	6,463,920
45,400	Linear Technology Corp.	1,791,938

		8,255,858

	Software - 5.0%
182,800	First Data Corp.	8,138,256
22,200	Intuit, Inc.*	856,476
307,800	Microsoft Corp.	8,790,768

		17,785,500

	Telecommunications - 8.7%
89,300	BellSouth Corp.	2,341,446
261,000	Cisco Systems, Inc.*	6,185,700
149,600	Crown Castle International Corp.*	2,206,600
283,200	Nextel Communications, Inc., Class A*	7,550,112
122,600	Qualcomm, Inc.	8,947,348
146,900	SBC Communications, Inc.	3,562,325

		30,793,531

	Transportation - 2.0%
93,900	Burlington Northern Santa Fe Corp.	3,293,073
117,600	CSX Corp.	3,853,752

		7,146,825

	Total Common Stocks (Cost $314,668,053)	348,456,780

Total Investments - 98.4% (Cost $314,668,053)		348,456,780

Net Other Assets and Liabilities - 1.6%		5,654,177

Total Net Assets - 100.0%		$354,110,957

*	Non-income producing security.
(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $16,334,026. The value of collateral amounted to $17,050,990 which consisted of cash equivalents.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $325,478,593. Net unrealized appreciation (depreciation) aggregated $22,978,187 of which $37,838,169 related to appreciated investment securities and $(14,859,982) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $65,533,410 and $119,368,745 of non-governmental issuers, respectively.

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS - 99.1%

	Advertising - 0.2%
24,000	Interpublic Group of Companies, Inc.*	$329,520
10,900	Omnicom Group, Inc. (a)	827,201

		1,156,721

	Aerospace & Defense - 1.7%
48,438	Boeing Co.	2,474,697
11,500	General Dynamics Corp.	1,141,950
6,700	Goodrich (B.F.) Co.	216,611
25,782	Lockheed Martin Corp.	1,342,727
20,692	Northrop Grumman Corp.	1,111,160
25,700	Raytheon Co.	919,289
10,200	Rockwell Collins, Inc.	339,864
29,600	United Technologies Corp.	2,707,808

		10,254,106

	Agriculture - 1.2%
117,900	Altria Group, Inc.	5,900,895
15,227	Monsanto Co.	586,239
4,900	R.J. Reynolds Tobacco Holdings, Inc. (a)	331,191
9,500	UST, Inc.	342,000

		7,160,325

	Airlines - 0.1%
7,100	Delta Air Lines, Inc. (a)*	50,552
45,418	Southwest Airlines, Inc.	761,660

		812,212

	Apparel - 0.3%
7,200	Jones Apparel Group, Inc.	284,256
6,400	Liz Claiborne, Inc.	230,272
15,200	Nike, Inc., Class B	1,151,400
3,400	Reebok International, Ltd. (a)	122,332
6,300	V.F. Corp. (a)	306,810

		2,095,070

	Auto Manufacturers - 0.6%
105,181	Ford Motor Co. (a)	1,646,083
32,500	General Motors Corp. (a)	1,514,175
4,000	Navistar International Corp. (a)*	155,040
10,130	Paccar, Inc.	587,439

		3,902,737

	Auto Parts & Equipment - 0.2%
4,200	Cooper Tire & Rubber Co.	96,600
8,509	Dana Corp.	166,776
32,128	Delphi Automotive Systems Corp.	343,127
10,000	Goodyear Tire & Rubber Co. (a)*	90,900
10,900	Johnson Controls, Inc.	581,842
7,436	Visteon Corp.	86,778

		1,366,023

	Banks - 6.7%
20,200	Amsouth Bancorp	$514,494
64,475	Banc One Corp.	3,288,225
117,171	Bank of America Corp.	9,915,010
44,700	Bank of New York Co., Inc.	1,317,756
32,200	BB&T Corp.	1,190,434
12,875	Charter One Financial, Inc.	568,946
9,950	Comerica, Inc.	546,056
32,405	Fifth Third Bancorp	1,742,741
7,100	First Horizon National Corp.	322,837
13,149	Huntington Bancshares, Inc. (a)	301,112
23,600	KeyCorp	705,404
6,800	M & T Bank Corp.	593,640
12,800	Marshall & Ilsley Corp.	500,352
24,400	Mellon Financial Corp.	715,652
35,700	National City Corp.	1,249,857
9,900	North Fork Bancorp., Inc.	376,695
12,700	Northern Trust Corp.	536,956
16,200	PNC Bank Corp.	859,896
12,600	Regions Financial Corp. (a)	460,530
19,000	Southtrust Corp.	737,390
19,300	State Street Corp.	946,472
16,300	Suntrust Banks, Inc. (a)	1,059,337
17,500	Synovus Financial Corp.	443,100
108,934	U.S. Bancorp	3,002,221
10,900	Union Planters Corp.	324,929
75,596	Wachovia Corp.	3,364,022
97,030	Wells Fargo & Co.	5,553,027
5,200	Zions Bancorp.	319,540

		41,456,631

	Beverages - 2.7%
2,200	Adolph Coors Co. (a)	159,148
46,200	Anheuser-Busch Companies, Inc.	2,494,800
7,000	Brown Forman Corp., Class B	337,890
140,000	Coca-Cola Co.	7,067,200
27,000	Coca-Cola Enterprises, Inc.	782,730
14,800	Pepsi Bottling Group, Inc.	451,992
98,110	PepsiCo, Inc.	5,286,167

		16,579,927

	Biotechnology - 1.1%
73,108	Amgen, Inc.*	3,989,504
11,600	Applied Biosystems Group - Applera Corp.	252,300
19,585	Biogen Idec, Inc.*	1,238,751
10,900	Chiron Corp. (a)*	486,576
13,000	Genzyme Corp.*	615,290
14,300	Medimmune, Inc.*	334,620
2,800	Millipore Corp.*	157,836

		7,074,877

	Building Materials - 0.3%
12,400	American Standard Companies, Inc.*	499,844
25,200	Masco Corp.	785,736
5,900	Vulcan Materials Co. (a)	280,545

		1,566,125

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Chemicals - 1.6%
13,100	Air Products & Chemicals, Inc.	$687,095
4,100	Ashland, Inc.	216,521
6,400	Avery Dennison Corp.	409,664
53,777	Dow Chemical Co.	2,188,724
57,500	Du Pont (E.I.) De Nemours and Co.	2,554,150
4,500	Eastman Chemical Co. (a)	208,035
14,700	Ecolab, Inc. (a)	465,990
7,150	Engelhard Corp.	231,016
2,900	Great Lakes Chemical Corp.	78,474
6,300	Hercules, Inc.*	76,797
5,400	International Flavors & Fragrances, Inc.	201,960
9,900	PPG Industries, Inc.	618,651
18,700	Praxair, Inc.	746,317
12,875	Rohm & Haas Co.	535,342
8,200	Sherwin Williams Co.	340,710
4,000	Sigma Aldrich Corp. (a)	238,440

		9,797,886

	Commercial Services - 0.9%
10,200	Apollo Group, Inc.*	900,558
58,633	Cendant Corp.	1,435,336
8,200	Convergys Corp.*	126,280
2,900	Deluxe Corp.	126,150
7,800	Equifax, Inc.	193,050
10,100	H&R Block, Inc. (a)	481,568
16,814	McKesson Corp.	577,225
8,600	Moody’s Corp.	556,076
21,650	Paychex, Inc.	733,502
12,500	R. R. Donnelley & Sons Co.	412,750
9,800	Robert Half International, Inc.	291,746

		5,834,241

	Computers - 3.9%
7,800	Affiliated Computer Services, Class A (a)*	412,932
21,800	Apple Computer, Inc.*	709,372
10,800	Computer Sciences Corp.*	501,444
145,000	Dell, Inc.*	5,193,900
27,800	Electronic Data Systems Corp. (a)	532,370
140,400	EMC Corp.*	1,600,560
21,360	Gateway, Inc.*	96,120
175,198	Hewlett-Packard Co.	3,696,678
96,900	International Business Machines Corp.	8,541,735
7,500	Lexmark International Group, Inc.*	723,975
5,400	NCR Corp.*	267,786
19,900	Network Appliance, Inc.*	428,447
191,100	Sun Microsystems, Inc.*	829,374
16,600	SunGard Data Systems, Inc.*	431,600
19,100	Unisys Corp.*	265,108

		24,231,401

	Cosmetics & Personal Care - 2.5%
5,250	Alberto-Culver Co.	263,235
27,100	Avon Products, Inc.	1,250,394
30,600	Colgate-Palmolive Co.	1,788,570
57,700	Gillette Co.	2,446,480
28,840	Kimberly-Clark Corp.	1,899,979
147,800	Procter & Gamble Co.	8,046,232

		15,694,890

	Distribution & Wholesale - 0.1%
10,050	Genuine Parts Co.	398,784
5,200	W.W. Grainger, Inc.	299,000

		697,784

	Diversified Financial Services - 7.6%
73,500	American Express Co.	3,776,430
6,052	Bear Stearns Cos., Inc. (a)	510,244
13,837	Capital One Financial Corp.	946,174
78,400	Charles Schwab Corp.	753,424
297,240	Citigroup, Inc.	13,821,660
16,099	Countrywide Financial Corp.	1,130,955
21,000	E*TRADE Financial Corp.*	234,150
55,700	Fannie Mae	3,974,752
6,200	Federated Investors, Inc., Class B	188,108
14,330	Franklin Resources, Inc.	717,646
39,600	Freddie Mac	2,506,680
27,800	Goldman Sachs and Co.	2,617,648
13,700	Janus Capital Group, Inc. (a)	225,913
15,900	Lehman Brothers Holdings, Inc.	1,196,475
73,377	MBNA Corp.	1,892,393
55,200	Merrill Lynch & Co., Inc.	2,979,696
119,718	Morgan (J.P.) & Co., Inc. (a)	4,641,467
63,234	Morgan Stanley Dean Witter & Co.	3,336,858
16,700	Providian Financial Corp.*	244,989
25,271	SLM Corp.	1,022,212
7,300	T. Rowe Price Group, Inc.	367,920

		47,085,794

	Electric - 2.5%
36,600	AES Corp.*	363,438
7,200	Allegheny Energy, Inc. (a)*	110,952
10,500	Ameren Corp. (a)	451,080
22,740	American Electric Power, Inc. (a)	727,680
23,900	Calpine Corp. (a)*	103,248
17,598	CenterPoint Energy, Inc. (a)	202,377
10,343	Cinergy Corp. (a)	393,034
9,400	CMS Energy Corp. (a)*	85,822
13,800	Consolidated Edison, Inc. (a)	548,688
9,650	Constellation Energy Group, Inc.	365,735
18,750	Dominion Resources, Inc.	1,182,750
10,000	DTE Energy Co.	405,400
52,534	Duke Energy Corp.	1,065,915
18,700	Edison International	478,159
13,200	Entergy Corp.	739,332
38,000	Exelon Corp.	1,265,020
19,000	FirstEnergy Corp.	710,790
10,600	Florida Power & Light Group Capital, Inc.	677,870
15,100	NiSource, Inc.	311,362
24,100	PG&E Corp.*	673,354
5,200	Pinnacle West Capital Corp.	210,028
10,200	PPL Corp.	468,180
14,177	Progress Energy, Inc. (a)	624,497

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Electric (continued)
13,600	Public Service Enterprise Group, Inc. (a)	$544,408
42,400	Southern Co. (a)	1,235,960
10,800	TECO Energy, Inc. (a)	129,492
18,640	TXU Corp.	755,106
22,910	Xcel Energy, Inc. (a)	382,826

		15,212,503

	Electrical Components & Equipment - 0.4%
11,500	American Power Conversion Corp.	225,975
24,300	Emerson Electric Co.	1,544,265
10,925	Molex, Inc. (a)	350,474
4,800	Power-One, Inc.*	52,704

		2,173,418

	Electronics - 0.5%
27,624	Agilent Technologies, Inc.*	808,831
11,500	Jabil Circuit, Inc.*	289,570
6,875	Parker-Hannifin Corp.	408,787
7,300	Perkinelmer, Inc.	146,292
29,900	Sanmina Corp. (a)*	272,090
55,200	Solectron Corp.*	357,144
13,400	Symbol Technologies, Inc.	197,516
4,800	Tektronix, Inc.	163,296
9,500	Thermo Electron Corp.*	292,030
3,300	Thomas & Betts Corp.	89,859
6,900	Waters Corp.*	329,682

		3,355,097

	Engineering & Construction - 0.0%
4,800	Fluor Corp.	228,816

	Entertainment - 0.1%
20,000	International Game Technology	772,000

	Environmental Control - 0.2%
18,200	Allied Waste Industries, Inc.*	239,876
33,335	Waste Management, Inc.	1,021,718

		1,261,594

	Food - 1.8%
21,142	Albertson’s, Inc. (a)	561,109
37,349	Archer-Daniels-Midland Co.	626,716
23,600	Campbell Soup Co.	634,368
30,300	Conagra, Inc.	820,524
21,700	General Mills, Inc. (a)	1,031,401
20,200	H.J. Heinz Co.	791,840
14,900	Hershey Foods Corp.	689,423
23,600	Kellogg Co.	987,660
42,600	Kroger Co.*	775,320
7,900	McCormick & Co., Inc.	268,600
25,600	Safeway, Inc. (a)*	648,704
45,400	Sara Lee Corp.	1,043,746
7,700	Supervalu, Inc.	235,697
36,700	Sysco Corp.	1,316,429
8,100	Winn-Dixie Stores, Inc. (a)	58,320
12,900	Wrigley (Wm.) Jr. Co.	$813,345

		11,303,202

	Forest Products & Paper - 0.6%
5,000	Boise Cascade Corp.	188,200
14,602	Georgia-Pacific Corp.	539,982
27,940	International Paper Co.	1,248,918
6,200	Louisiana Pacific Corp.	146,630
11,598	MeadWestvaco Corp.	340,865
3,200	Temple Inland, Inc.	221,600
13,900	Weyerhaeuser Co.	877,368

		3,563,563

	Gas - 0.2%
9,200	KeySpan Energy Corp.	337,640
2,500	Nicor, Inc.	84,925
2,200	Peoples Energy Corp.	92,730
13,213	Sempra Energy	454,924

		970,219

	Hand & Machine Tools - 0.1%
4,600	Black & Decker Corp. (a)	285,798
3,300	Snap-On, Inc.	110,715
4,700	Stanley Works (a)	214,226

		610,739

	Health Care - Products - 3.6%
3,100	Bausch & Lomb, Inc.	201,717
35,200	Baxter International, Inc.	1,214,752
14,600	Becton, Dickinson & Co. (a)	756,280
14,625	Biomet, Inc.	649,935
48,000	Boston Scientific Corp.*	2,054,400
6,000	C.R. Bard, Inc.	339,900
18,000	Guidant Corp.	1,005,840
170,660	Johnson & Johnson	9,505,762
69,700	Medtronic, Inc.	3,395,784
10,100	St. Jude Medical, Inc.*	764,065
23,000	Stryker Corp.	1,265,000
14,070	Zimmer Holdings, Inc.*	1,240,974

		22,394,409

	Health Care - Services - 1.2%
8,798	Aetna, Inc.	747,830
8,000	Anthem, Inc. (a)*	716,480
27,900	HCA - The Healthcare Corporation	1,160,361
13,900	Health Management Associates, Inc., Class A	311,638
9,200	Humana, Inc.*	155,480
5,100	Manor Care, Inc.	166,668
6,000	Quest Diagnostics, Inc.	509,700
26,750	Tenet Healthcare Corp. (a)*	358,717
35,400	UnitedHealth Group, Inc.	2,203,650
9,000	Wellpoint Health Networks, Inc.*	1,008,090

		7,338,614

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Home Builders - 0.1%
7,100	Centex Corp.	$324,825
2,700	KB Home (a)	185,301
7,300	Pulte Corp.	379,819

		889,945

	Home Furnishings - 0.1%
11,000	Leggett & Platt, Inc.	293,810
4,500	Maytag Corp.	110,295
4,000	Whirlpool Corp. (a)	274,400

		678,505

	Household Products & Wares - 0.3%
12,200	Clorox Co.	656,116
8,400	Fortune Brands, Inc.	633,612
15,733	Newell Rubbermaid, Inc. (a)	369,726

		1,659,454

	Insurance - 4.9%
16,300	ACE, Ltd.	689,164
29,200	AFLAC, Inc.	1,191,652
40,438	Allstate Corp.	1,882,389
6,300	AMBAC Financial Group, Inc.	462,672
149,979	American International Group, Inc.	10,690,503
18,050	AON Corp.	513,884
10,900	Chubb Corp.	743,162
8,100	Cigna Corp.	557,361
9,675	Cincinnati Financial Corp.	421,056
16,800	Hartford Financial Services Group, Inc.	1,154,832
8,000	Jefferson Pilot Corp. (a)	406,400
10,300	Lincoln National Corp.	486,675
10,700	Loews Corp.	641,572
30,100	Marsh & McLennan Cos., Inc. (a)	1,365,938
8,350	MBIA, Inc.	476,952
43,400	Metlife, Inc.	1,555,890
5,700	MGIC Investment Corp.	432,402
18,300	Principal Financial Group, Inc.	636,474
12,500	Progressive Corp.	1,066,250
30,200	Prudential Financial, Inc.	1,403,394
8,000	SAFECO Corp.	352,000
38,390	St. Paul Travelers Cos., Inc.	1,556,331
6,400	Torchmark Corp.	344,320
17,018	UnumProvident Corp. (a)	270,586
8,000	XL Capital, Ltd., Class A	603,680

		29,905,539

	Internet - 1.2%
37,800	eBay, Inc.*	3,475,710
6,700	Monster Worldwide, Inc. (a)*	172,324
17,900	Symantec Corp.*	783,662
77,400	Yahoo!, Inc.*	2,811,942

		7,243,638

	Iron & Steel - 0.1%
4,651	Allegheny Technologies, Inc.	83,951
4,600	Nucor Corp.	353,096
6,520	United States Steel Corp. (a)	$228,982

		666,029

	Leisure Time - 0.5%
5,400	Brunswick Corp.	220,320
36,400	Carnival Corp.	1,710,800
17,000	Harley-Davidson, Inc. (a)	1,052,980
8,008	Sabre Group Holdings, Inc.	221,902

		3,206,002

	Lodging - 0.3%
6,500	Harrah’s Entertainment, Inc.	351,650
22,000	Hilton Hotels Corp.	410,520
13,000	Marriott International, Inc., Class A (a)	648,440
11,900	Starwood Hotels & Resorts Worldwide, Inc.	533,715

		1,944,325

	Machinery - Construction & Mining - 0.3%
19,700	Caterpillar, Inc.	1,564,968

	Machinery - Diversified - 0.3%
2,500	Cummins Engine Co., Inc.	156,250
14,300	Deere & Co.	1,003,002
10,700	Rockwell International Corp.	401,357

		1,560,609

	Manufacturing - Miscellaneous - 5.8%
45,000	3M Co.	4,050,450
5,300	Cooper Industries, Ltd.	314,873
3,450	Crane Co.	108,296
17,700	Danaher Corp.	917,745
11,700	Dover Corp.	492,570
16,400	Eastman Kodak Co. (a)	442,472
8,700	Eaton Corp.	563,238
606,700	General Electric Co.	19,657,080
49,375	Honeywell International, Inc.	1,808,606
17,800	Illinois Tool Works, Inc.	1,706,842
10,000	Ingersoll-Rand Co.	683,100
5,300	ITT Industries, Inc.	439,900
7,200	Pall Corp.	188,568
7,900	Textron, Inc.	468,865
115,237	Tyco International, Ltd. (a)	3,818,954

		35,661,559

	Media - 3.4%
35,300	Clear Channel Communications, Inc.	1,304,335
128,878	Comcast Corp., Class A*	3,612,450
4,700	Dow Jones & Company, Inc. (a)	211,970
15,700	Gannett Co., Inc.	1,332,145
4,500	Knight-Ridder, Inc.	324,000
11,000	McGraw-Hill Cos., Inc.	842,270
2,900	Meredith Corp.	159,384
8,500	New York Times Co., Class A	380,035
261,998	Time Warner, Inc.*	4,605,925
18,787	Tribune Co.	855,560

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Media (continued)
18,600	Univision Communications, Inc.*	$593,898
99,628	Viacom, Inc., Class B	3,558,712
117,929	Walt Disney Co.	3,006,010

		20,786,694

	Metal Fabricate & Hardware - 0.0%
4,900	Worthington Industries, Inc.	100,597

	Mining - 0.6%
50,008	Alcoa, Inc.	1,651,764
10,200	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	338,130
25,511	Newmont Mining Corp.	988,806
5,400	Phelps Dodge Corp.*	418,554

		3,397,254

	Office & Business Equipment - 0.2%
13,300	Pitney Bowes, Inc.	588,525
46,000	Xerox Corp.*	667,000

		1,255,525

	Oil & Gas - 5.6%
5,200	Amerada Hess Corp.	411,788
14,479	Anadarko Petroleum Corp.	848,469
18,700	Apache Corp.	814,385
22,764	Burlington Resources, Inc.	823,602
61,536	ChevronTexaco Corp.	5,791,153
39,395	ConocoPhillips	3,005,445
13,800	Devon Energy Corp.	910,800
6,700	EOG Resources, Inc.	400,057
375,960	Exxon Mobil Corp.	16,696,384
8,581	Kerr-McGee Corp.	461,400
19,800	Marathon Oil Corp.	749,232
8,500	Nabors Industries, Ltd.*	384,370
7,700	Noble Corp.*	291,753
22,500	Occidental Petroleum Corp.	1,089,225
6,000	Rowan Cos., Inc.*	145,980
4,400	Sunoco, Inc.	279,928
18,427	Transocean Sedco Forex, Inc.*	533,277
15,100	Unocal Corp.	573,800
7,400	Valero Energy Corp.	545,824

		34,756,872

	Oil & Gas Services - 0.7%
19,180	Baker Hughes, Inc.	722,127
9,200	BJ Services Co.*	421,728
25,300	Halliburton Co.	765,578
33,900	Schlumberger, Ltd.	2,152,989

		4,062,422

	Packaging & Containers - 0.1%
3,300	Ball Corp.	237,765
6,100	Bemis Co. (a)	172,325
8,800	Pactiv Corp.*	219,472
4,808	Sealed Air Corp.*	256,122

		885,684

	Pharmaceuticals - 7.0%
89,700	Abbott Laboratories	$3,656,172
7,600	Allergan, Inc.	680,352
6,500	AmerisourceBergen Corp.	388,570
111,700	Bristol-Myers Squibb Co.	2,736,650
24,800	Cardinal Health, Inc. (a)	1,737,240
26,300	Caremax Rx, Inc.*	866,322
4,500	Express Scripts, Inc.*	356,535
21,300	Forest Laboratories, Inc.*	1,206,219
8,990	Hospira, Inc.*	248,124
13,866	King Pharmaceuticals, Inc.*	158,766
64,900	Lilly (Eli) & Co.	4,537,159
15,600	Medco Health Solutions, Inc.*	585,000
127,700	Merck & Co., Inc.	6,065,750
15,400	Mylan Laboratories	311,850
438,584	Pfizer, Inc.	15,034,660
84,600	Schering-Plough Corp.	1,563,408
6,200	Watson Pharmaceuticals, Inc.*	166,780
76,600	Wyeth Corp.	2,769,856

		43,069,413

	Pipelines - 0.2%
21,700	Dynegy, Inc.*	92,442
36,830	El Paso Energy Corp. (a)	290,220
7,100	Kinder Morgan, Inc.	420,959
29,800	Williams Cos., Inc.	354,620

		1,158,241

	Real Estate - 0.4%
5,400	Apartment Investment & Management Co., REIT (a)	168,102
23,200	Equity Office Properties Trust, REIT	631,040
16,100	Equity Residential Properties Trust, REIT	478,653
10,500	Plum Creek Timber Co., Inc., REIT	342,090
10,400	ProLogis Trust, REIT	342,368
12,000	Simon Property Group, Inc., REIT (a)	617,040

		2,579,293

	Retail - 6.7%
15,300	AutoNation, Inc.*	261,630
4,800	AutoZone, Inc. (a)*	384,480
17,300	Bed Bath & Beyond, Inc.*	665,185
18,700	Best Buy Co., Inc.	948,838
6,600	Big Lots, Inc.*	95,436
11,400	Circuit City Stores, Inc. (a)	147,630
26,412	Costco Wholesale Corp.	1,084,741
22,800	CVS Corp.	958,056
9,200	Darden Restaurants, Inc.	189,060
4,800	Dillards, Inc., Class A	107,040
18,887	Dollar General Corp.	369,430
9,800	Family Dollar Stores, Inc. (a)	298,116
10,300	Federated Department Stores, Inc.	505,730
51,750	Gap, Inc. (a)	1,254,938
127,797	Home Depot, Inc.	4,498,454
16,200	J.C. Penney Co., Inc. (a)	611,712
19,600	Kohls Corp. (a)*	828,688
27,000	Limited Brands, Inc.	504,900
45,200	Lowes Cos., Inc.	2,375,260

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Retail (continued)
16,700	May Department Stores Co. (a)	$459,083
72,300	McDonald’s Corp.	1,879,800
8,000	Nordstrom, Inc.	340,880
17,900	Office Depot, Inc.*	320,589
9,200	RadioShack Corp.	263,396
12,200	Sears Roebuck & Co. (a)	460,672
28,600	Staples, Inc.	838,266
22,800	Starbucks Corp.*	991,344
52,500	Target Corp.	2,229,675
8,400	Tiffany & Co.	309,540
28,400	TJX Cos., Inc.	685,576
12,200	Toys “R” Us, Inc.*	194,956
58,900	Walgreen Co.	2,132,769
246,500	Wal-Mart Stores, Inc.	13,005,340
6,500	Wendy’s International, Inc.	226,460
16,620	Yum! Brands, Inc.*	618,596

		41,046,266

	Savings & Loans - 0.5%
8,800	Golden West Financial Corp.	935,880
49,674	Washington Mutual, Inc.	1,919,403

		2,855,283

	Semiconductors - 3.6%
20,300	Advanced Micro Devices (a)*	322,770
21,500	Altera Corp. (a)*	477,730
21,600	Analog Devices, Inc.	1,016,928
96,900	Applied Materials, Inc.*	1,901,178
17,900	Applied Micro Circuits Corp.*	95,228
18,100	Broadcom Corp.*	846,537
371,800	Intel Corp.	10,261,680
11,300	KLA-Tencor Corp. (a)*	557,994
17,800	Linear Technology Corp.	702,566
21,900	LSI Logic Corp.*	166,878
18,500	Maxim Integrated Products, Inc.	969,770
35,000	Micron Technology, Inc. (a)*	535,850
20,600	National Semiconductor Corp.*	452,994
8,500	Novellus Systems, Inc.*	267,240
9,500	NVIDIA Corp.*	194,750
10,100	PMC-Sierra, Inc. (a)*	144,935
5,300	QLogic Corp.*	140,927
11,100	Teradyne, Inc. (a)*	251,970
99,500	Texas Instruments, Inc.	2,405,910
19,900	Xilinx, Inc.	662,869

		22,376,704

	Software - 5.1%
13,700	Adobe Systems, Inc.	637,050
6,500	Autodesk, Inc.	278,265
33,900	Automatic Data Processing, Inc.	1,419,732
12,800	BMC Software, Inc.*	236,800
9,700	Citrix Systems, Inc.*	197,492
33,550	Computer Associates International, Inc.	941,413
22,100	Compuware Corp.*	145,860
17,400	Electronic Arts, Inc.*	949,170
50,149	First Data Corp.	$2,232,633
11,150	Fiserv, Inc.*	433,624
13,500	IMS Health, Inc.	316,440
11,000	Intuit, Inc.*	424,380
5,300	Mercury Interactive Corp.*	264,099
620,500	Microsoft Corp.	17,721,480
22,200	Novell, Inc.*	186,258
298,620	Oracle Corp.*	3,562,537
15,400	Parametric Technology Corp.*	77,000
20,900	PeopleSoft, Inc.*	386,650
28,800	Siebel Systems, Inc.*	307,584
24,819	VERITAS Software Corp.*	687,486

		31,405,953

	Telecommunications- 6.5%
46,400	ADC Telecommunications, Inc.*	131,776
17,700	Alltel Corp.	895,974
9,200	Andrew Corp. (a)*	184,092
45,548	AT&T Corp. (a)	666,367
156,755	AT&T Wireless Services, Inc.*	2,244,732
25,431	Avaya, Inc.*	401,555
105,400	BellSouth Corp.	2,763,588
8,000	CenturyTel, Inc.	240,320
32,600	Ciena Corp.*	121,272
388,600	Cisco Systems, Inc.*	9,209,820
16,500	Citizens Communications Co., Class B*	199,650
11,200	Comverse Technology, Inc.*	223,328
78,800	Corning, Inc. (a)*	1,029,128
82,700	JDS Uniphase Corp.*	313,433
246,282	Lucent Technologies, Inc. (a)*	930,946
134,735	Motorola, Inc.	2,458,914
63,800	Nextel Communications, Inc., Class A*	1,700,908
46,600	Qualcomm, Inc.	3,400,868
102,563	Qwest Communications International, Inc. (a)*	368,201
190,298	SBC Communications, Inc.	4,614,727
8,800	Scientific Atlanta, Inc. (a)	303,600
81,900	Sprint Corp. (a)	1,441,440
23,900	Tellabs, Inc. (a)*	208,886
159,230	Verizon Communications, Inc.	5,762,534

		39,816,059

	Textiles - 0.1%
9,800	Cintas Corp. (a)	467,166

	Toys, Games & Hobbies - 0.1%
10,050	Hasbro, Inc.	190,950
24,212	Mattel, Inc.	441,869

		632,819

	Transportation - 1.5%
21,352	Burlington Northern Santa Fe Corp.	748,815
12,300	CSX Corp.	403,071
17,200	FedEx Corp. (a)	1,405,068
22,500	Norfolk Southern Corp.	596,700
3,800	Ryder System, Inc.	152,266

See Notes to Financial Statements.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
	Transportation (continued)
14,900	Union Pacific Corp.	$885,805
64,800	United Parcel Service, Class B	4,871,016

		9,062,741

	Total Common Stocks (Cost $571,519,872)	610,646,483

Par Value
U.S. GOVERNMENT OBLIGATION - 0.1%

	U.S. Treasury Bill - 0.1%
$500,000	0.99%, 09/16/04 (b) (c)	498,952

	Total U.S. Government Obligation (Cost $498,952)	498,952

Shares
INVESTMENT COMPANY - 0.6%

3,915,090	Marshall Money Market Fund	3,915,090

	Total Investment Company (Cost $3,915,090)	3,915,090

Total Investments - 99.8% (Cost $575,933,914)		615,060,525

Net Other Assets and Liabilities - 0.2%		1,115,492

Total Net Assets - 100.0%		$616,176,017

*	Non-income producing security.
(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $39,224,292. The value of collateral amounted to $40,727,010 which consisted of cash equivalents.
(b)	Effective yield at time of purchase.
(c)	Security has been deposited as initial margin on futures contracts. At June 30, 2004, the Portfolio’s open futures contracts were as follows:

Number of Contracts Purchased	Contract Type	Expiration Date	Aggregate Cost	Market Value at June 30, 2004
3	S&P 500	March-2004	$863,400	$840,136
17	S&P 500	September-2004	4,819,412	4,846,700

			$5,682,812	$5,686,836

Number of Contracts Sold	Contract Type	Expiration Date	Aggregate Cost	Market Value at June 30, 2004
3	S&P 500	March-2004	$820,477	$840,135

REIT	Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $603,803,264. Net unrealized appreciation (depreciation) aggregated $11,257,261, of which $62,310,227 related to appreciated investment securities and $(51,052,966) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $7,448,491 and $72,226,018 of non-governmental issuers, respectively.

See Notes to Financial Statements.

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (i) - 22.3%

	Fannie Mae - 7.0%
$2,028,273	5.00%, 05/01/18	NR	$2,035,492
3,873,290	5.50%, 02/01/18 - 05/01/33	NR	3,924,751
7,927,341	6.00%, 08/01/13 - 03/01/33	NR	8,191,659
10,088,304	6.50%, 05/01/08 - 09/01/32	NR	10,540,528
3,756,003	7.00%, 08/01/10 - 06/01/32	NR	3,977,671
2,263,352	7.50%, 01/01/07 - 09/01/30	NR	2,406,945
611,555	8.00%, 04/01/09 - 08/01/32	NR	661,294
58,766	8.50%, 07/01/08 - 06/01/30	NR	60,621
253,281	9.00%, 02/01/10 - 11/01/25	NR	281,826
4,350	10.00%, 10/01/20	NR	4,835

			32,085,622

	Freddie Mac - 11.4%
1,593,911	4.50%, 12/01/18	NR	1,561,062
3,000,000	5.00%, 07/01/34, TBA (a)	NR	2,895,000
27,565,884	5.00%, 05/01/18 - 05/01/34	NR	27,077,439
3,827,860	5.50%, 02/01/18 - 12/01/33	NR	3,920,814
10,009,326	6.00%, 10/15/07 - 09/01/33	NR	10,264,015
2,256,626	6.50%, 10/01/20 - 12/01/31	NR	2,362,248
3,096,785	7.00%, 05/01/32 - 12/01/32	NR	3,268,566
578,512	7.50%, 06/01/15 - 11/01/30	NR	619,601
95,967	9.50%, 08/01/19 - 02/01/21	NR	107,688

			52,076,433

	Ginnie Mae - 3.9%
6,102,559	5.50%, 06/15/33 - 07/15/33	NR	6,108,444
4,235,826	6.00%, 01/15/32 - 11/15/32	NR	4,349,430
3,150,000	6.00%, 07/01/34, TBA (a)	NR	3,224,813
1,713,931	6.50%, 09/15/08 - 11/15/32	NR	1,794,104
1,446,521	7.00%, 03/15/12 - 12/15/31	NR	1,541,746
671,178	7.50%, 11/15/30 - 10/15/32	NR	723,452
36,852	9.50%, 02/15/06	NR	37,412

			17,779,401

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $101,986,802)		101,941,456

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.3%

	Fannie Mae - 9.4%
2,900,000	1.13%, 07/22/04 (b) (c)	NR	2,898,089
10,000,000	2.50%, 06/15/06 (d)	Aaa	9,904,350
3,400,000	3.00%, 11/01/05	Aaa	3,409,095
7,150,000	3.88%, 03/15/05 - 11/17/08	Aaa	7,099,243
6,733,592	5.50%, 02/01/34 - 03/01/34	NR	6,715,652
4,316,519	6.00%, 02/01/17 - 05/01/29	NR	4,458,879
5,290,000	6.25%, 07/19/11	Aaa	5,302,495
1,593,646	6.50%, 05/01/16 - 10/01/29	NR	1,680,741
1,170,416	7.00%, 08/01/32	NR	1,246,251
66,232	7.50%, 03/01/28 - 09/01/30	NR	71,084
359,586	8.00%, 10/01/29 - 05/01/30	NR	391,834

			43,177,713

	Federal Home Loan Bank - 0.1%
$300,000	1.13%, 07/14/04 (b) (c)	NR	$299,878

	Freddie Mac - 8.5%
2,870,000	1.16%, 07/13/04 (b) (c)	NR	2,868,886
2,670,000	1.70%, 12/14/04 (b)	NR	2,649,070
15,121,686	5.00%, 01/01/19 - 03/01/34	NR	14,910,044
12,351,611	5.50%, 11/01/33 - 01/01/34	NR	12,325,482
5,275,000	5.75%, 03/15/09 (d)	Aaa	5,626,816
604,975	6.50%, 12/01/31	NR	631,518

			39,011,816

	Ginnie Mae - 0.3%
1,148,397	7.00%, 02/15/28 - 11/15/28	NR	1,222,207

			1,222,207

	U.S. Treasury Bond - 4.0%
2,970,000	5.38%, 02/15/31 (d)	NR	2,995,408
5,300,000	6.00%, 02/15/26 (d)	NR	5,710,957
3,500,000	6.25%, 08/15/23 (d)	NR	3,875,704
2,325,000	7.25%, 08/15/22	NR	2,848,850
1,900,000	8.75%, 08/15/20	NR	2,631,722

			18,062,641

	U.S. Treasury Inflationary Index - 0.0%
143,067	3.38%, 04/15/32	NR	180,432

	U.S. Treasury Note - 11.0%
31,960,000	2.13%, 08/31/04	NR	32,006,182
2,400,000	3.25%, 08/15/08	NR	2,370,281
2,550,000	3.38%, 12/15/08	NR	2,517,528
3,785,000	4.38%, 05/15/07 - 08/15/12 (d)	NR	3,861,100
6,950,000	5.00%, 02/15/11	NR	7,274,697
1,830,000	8.13%, 05/15/21	NR	2,418,030

			50,447,818

	Total U.S. Government and Agency Obligations (Cost $153,396,715)		152,402,505

CORPORATE NOTES AND BONDS - 30.3%

	Aerospace & Defense - 0.0%

136,584	Systems 2001 Asset Trust (e)
	6.66%, 09/15/13	Aaa	147,302

	Auto Manufacturers - 1.5%
1,125,000	DaimlerChrysler North America Holding Corp. 6.90%, 09/01/04	A3	1,132,767
1,775,000	DaimlerChrysler North America Holding Corp. 8.50%, 01/18/31	A3	2,039,345
2,335,000	General Motors Corp. (d) 7.20%, 01/15/11	Baa1	2,446,601
1,295,000	General Motors Corp. 8.38%, 07/15/33	Baa1	1,370,747

			6,989,460

See Notes to Financial Statements.

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)

	Banks - 4.8%
$325,000	Bank of America Corp. (f)
	1.43%, 10/22/04	Aa2	$325,239
2,345,000	HSBC Bank USA, Inc.
	4.63%, 04/01/14	A1	2,182,848
2,300,000	PNC Funding Corp.
	5.25%, 11/15/15	A3	2,216,011
2,300,000	PNC Funding Corp.
	5.75%, 08/01/06	A2	2,417,031
2,425,000	U.S. Bancorp, MTN
	5.10%, 07/15/07	Aa3	2,527,733
2,400,000	US Bank National Cincinnati
	6.50%, 02/01/08	Aa3	2,611,896
2,400,000	Wachovia Corp.
	4.95%, 11/01/06	Aa3	2,486,052
2,400,000	Wells Fargo & Co.
	5.13%, 02/15/07	Aa1	2,501,066
4,800,000	Zions Bancorporation
	5.65%, 05/15/14	Baa1	4,745,208

			22,013,084

	Beverages - 0.5%
2,530,000	Bottling Group LLC
	4.63%, 11/15/12	Aa3	2,458,950

	Chemicals - 0.6%
2,400,000	Praxair, Inc.
	6.63%, 10/15/07	A3	2,612,806

	Diversified Financial Services - 6.2%
70,000	Bear Stearns Cos., Inc.
	4.00%, 01/31/08	A1	69,763
900,000	Capital One Bank
	5.00%, 06/15/09	Baa2	902,576
4,600,000	Capital One Bank
	5.75%, 09/15/10	Baa2	4,727,346
221,474	CVRD Finance Ltd., Series 2A (e) (f)
	1.79%, 10/15/07	Aaa	220,309
1,345,000	Ford Motor Credit Co.
	6.88%, 02/01/06	A3	1,410,766
1,110,000	Ford Motor Credit Co.
	7.25%, 10/25/11	A3	1,159,163
3,315,000	Ford Motor Credit Co.
	7.38%, 10/28/09	A3	3,537,854
2,450,000	General Electric Capital Corp., MTN
	4.25%, 01/15/08	Aaa	2,480,681
1,325,000	General Motors Acceptance Corp.,
	MTN (f)
	2.40%, 10/20/05	A3	1,335,756
2,560,000	Goldman Sachs Group, Inc.
	3.88%, 01/15/09	Aa3	2,496,358
2,450,000	Goldman Sachs Group, Inc.
	5.70%, 09/01/12	Aa3	2,485,246
2,450,000	Household Finance Corp.
	8.00%, 07/15/10	A1	2,842,965
2,600,000	J. Paul Getty Trust
	5.88%, 10/01/33	Aaa	2,543,765
$2,300,000	Morgan Stanley
	4.75%, 04/01/14	A1	$2,122,028

			28,334,576

	Electric - 1.1%
1,800,000	Entergy Gulf States, Inc.
	3.60%, 06/01/08	Baa3	1,736,748
800,000	Pacific Gas & Electric Co.
	3.60%, 03/01/09	Baa2	770,074
2,520,000	Pacific Gas & Electric Co.
	6.05%, 03/01/34	Baa2	2,370,201

			4,877,023

	Environmental Control - 0.6%
2,800,000	Waste Management, Inc.
	7.00%, 10/01/04	Baa3	2,829,641

	Food - 1.7%
2,400,000	Kroger Co. (d)
	5.50%, 02/01/13	Baa2	2,393,412
2,400,000	Kroger Co.
	6.75%, 04/15/12	Baa2	2,599,994
2,670,000	Unilever Capital Corp.
	5.90%, 11/15/32	A1	2,596,746

			7,590,152

	Forest Products & Paper - 1.0%
2,400,000	International Paper Co.
	5.30%, 04/01/15	Baa2	2,284,603
2,450,000	International Paper Co.
	5.50%, 01/15/14	Baa2	2,398,474

			4,683,077

	Health Care-Services - 0.6%
21,000	Columbia/HCA Healthcare Corp.
	6.91%, 06/15/05	Ba1	21,623
3,000	HCA, Inc.
	6.30%, 10/01/12	Ba1	3,002
2,650,000	UnitedHealth Group, Inc.
	7.50%, 11/15/05	A3	2,811,907

			2,836,532

	Home Builders - 0.0%
38,000	Lennar Corp.
	9.95%, 05/01/10	Baa3	42,267

	Lodging - 0.6%
2,450,000	Harrah’s Operating Co., Inc.
	7.13%, 06/01/07	Baa3	2,638,189
15,000	MGM Mirage, Inc.
	7.25%, 10/15/06	Ba1	15,638
4,000	MGM Mirage, Inc.
	8.50%, 09/15/10	Ba1	4,320

See Notes to Financial Statements.

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
	Lodging (continued)
$11,000	Park Place Entertainment Corp. (d)
	8.50%, 11/15/06	Ba1	$11,935

			2,670,082

	Media - 2.6%
2,450,000	AOL Time Warner, Inc.
	6.88%, 05/01/12	Baa1	2,647,453
2,300,000	Continental Cablevision, Inc.
	8.30%, 05/15/06	Baa3	2,496,887
2,450,000	Cox Communications, Inc.
	7.13%, 10/01/12	Baa2	2,685,080
1,430,000	Viacom, Inc.
	5.50%, 05/15/33	A3	1,280,343
2,400,000	Viacom, Inc.
	7.88%, 07/30/30	A3	2,841,907

			11,951,670

	Metal Fabricate & Hardware - 0.6%
2,550,000	Precision Castparts Corp.
	5.60%, 12/15/13	Baa3	2,482,540

	Oil & Gas - 3.0%
2,300,000	Conoco Funding Co.
	7.25%, 10/15/31	A3	2,625,535
4,675,000	Devon Financing Corp.
	6.88%, 09/30/11	Baa2	5,089,472
875,000	Enterprise Products
	8.25%, 03/15/05	Baa3	904,415
2,400,000	Valero Energy Corp.
	6.13%, 04/15/07	Baa3	2,543,107
2,500,000	Valero Energy Corp.
	6.88%, 04/15/12	Baa3	2,718,433

			13,880,962

	Packaging & Containers - 1.0%
4,600,000	Sealed Air Corp. (e)
	5.63%, 07/15/13	Baa3	4,543,963

	Pharmaceuticals - 0.7%
2,680,000	Zeneca Wilmington
	7.00%, 11/15/23	Aa2	2,961,293

	Retail - 0.6%
2,400,000	Wal-Mart Stores, Inc.
	7.55%, 02/15/30	Aa2	2,879,755

	Telecommunications - 1.1%
2,450,000	Sprint Capital Corp.
	6.13%, 11/15/08	Baa3	2,575,242
2,500,000	Sprint Capital Corp.
	6.88%, 11/15/28	Baa3	2,403,118

			4,978,360

	Transportation - 1.5%
$4,800,000	CSX Corp.
	6.30%, 03/15/12	Baa2	$5,045,702
300,000	Union Pacific Corp.
	5.38%, 06/01/33	Baa2	258,660
1,430,000	Union Pacific Corp.
	6.63%, 02/01/08	Baa2	1,554,862

			6,859,224

	Total Corporate Notes and Bonds (Cost $140,691,304)		138,622,719

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (i) - 6.8%

9,502,676	Bank of America Mortgage
	Securities, Inc., Series 2003-8,
	Class 1A12 (g)
	5.50%, 11/25/33	AAA	9,348,970
2,700,000	Bear Stearns Commercial Mortgage
	Securities, Inc., Series 2002-PBW1,
	Class A2
	4.72%, 11/11/35	Aaa	2,628,200
2,700,000	Bear Stearns Mortgage
	Securities, Inc., Series 1999-WF2,
	Class A2, CMO
	7.08%, 06/15/09	Aaa	2,998,709
1,300,000	Chase Credit Card Master Trust,
	Series 1999-3, Class B,
	6.95%, 01/15/07	A2	1,316,773
1,285,000	Citibank Credit Card Issuance
	Trust, Series 2000-Cl, CMO
	6.88%, 11/16/09	Aaa	1,409,497
904,457	Conseco Finance Corp.,
	Series 2000-6, Class A4
	6.77%, 09/01/32	A3	928,851
717,712	DaimlerChrysler Auto Trust,
	Series 2002-B, Class A3
	2.93%, 06/06/06	Aaa	720,401
2,700,000	General Electric Capital
	Commercial Mortgage Corp.,
	Series 2002-1A, Class A3
	6.27%, 12/10/35	Aaa	2,896,644
123,933	Green Tree Financial Corp.,
	Series 1999-3, Class A, CMO (g)
	6.16%, 02/01/31	BBB	126,752
828,783	Green Tree Home Improvement
	Loan Trust, Series 1996-D,
	Class H, CMO (g)
	8.30%, 09/15/27	AAA	830,788
2,040,000	GS Mortgage Securities Corp. II,
	Series 1997-GL, Class A2D
	6.94%, 07/13/30	Aaa	2,203,017
59,906	Housing Securities, Inc.,
	Series 1994-2, Class A-1
	6.50%, 07/25/09	Aaa	60,381

See Notes to Financial Statements.

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (i) (continued)

$700,000	MBNA Master Credit Card Trust,
	Series 1995-C, Class A
	6.45%, 02/15/08	Aaa	$727,170
1,135,000	Morgan Stanley Dean Witter
	Capital I, Series 2002-TOP7,
	Class B, CMO
	6.08%, 01/15/39	Aa2	1,201,113
2,700,000	Morgan Stanley Dean Witter
	Capital I, Series 2003-T0P9,
	Class A2, CMO (g)
	4.74%, 11/13/36	AAA	2,621,368
1,179,923	Toyota Auto Receivables Owner
	Trust, Series 2002-B, Class A3
	3.76%, 06/15/06	Aaa	1,187,532

	Total Asset-Backed and Mortgage-Backed Securities (Cost $31,176,421)		31,206,166

FOREIGN GOVERNMENT OBLIGATIONS (j) - 1.1%

2,400,000	Province of British Columbia
	5.38%, 10/29/08	Aa2	2,526,602
2,400,000	Province of Quebec
	7.00%, 01/30/07	A1	2,610,322

	Total Foreign Government Obligations (Cost $5,000,336)		5,136,924

FOREIGN BONDS (j) - 4.7%

2,350,000	Alberta Energy Co., Ltd.
	7.38%, 11/01/31	Baa1	2,616,115
2,350,000	British Sky Broadcasting Group, Plc
	6.88%, 02/23/09	Baa3	2,566,534
2,400,000	British Telecom, Plc (h)
	8.38%, 12/15/10	Baa1	2,802,756
3,650,000	Domtar, Inc.
	5.38%, 12/01/13	Baa3	3,470,785
2,000,000	KFW International Finance, Inc. (d)
	4.25%, 04/18/05	Aaa	2,030,996
2,400,000	Telus Corp.
	7.50%, 06/01/07	Baa3	2,613,910
10,000	Tyco International Group S.A.
	5.88%, 11/01/04	Baa3	10,116
2,500,000	Tyco International Group S.A. (d)
	6.00%, 11/15/13	Baa3	2,570,030
2,400,000	Tyco International Group S.A.
	6.38%, 10/15/11	Baa3	2,553,074
10,000	Tyco International Group S.A.
	6.75%, 02/15/11	Baa3	10,866

	Total Foreign Bonds (Cost $20,926,830)		21,245,182

INVESTMENT COMPANIES - 1.8%

8,102,924	Barclays Prime Money Market Fund	NR	$8,102,924
277,525	Marshall Money Market Fund	NR	277,525

	Total Investment Companies (Cost $8,380,449)		8,380,449

WARRANTS - 0.0%

	Computers - 0.0%
500,000	International Business
	Machines Corp., 07/10/06	NR	17,700

	Telecommunications - 0.0%
500,000	BellSouth Telecom, Inc., 07/12/06	NR	8,000

	Total Warrants (Cost $16,563)		25,700

Total Investments - 100.3% (Cost $461,575,420)			458,961,101

Net Other Assets and Liabilities - (0.3)%			(1,337,466)

Total Net Assets- 100.0%			$457,623,635

(a)	All or part of security is designated as a Forward Commitment.
(b)	Effective yield at time of purchase.
(c)	Designated as Collateral on Forward Commitments.
(d)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $31,361,706. The value of collateral amounted to $32,251,770 which consisted of cash equivalents.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At June 30, 2004, these securities amounted to $4,911,574 or 1.1% of net assets.
(f)	Variable rate security. The rate shown reflects rate in effect at period end.
(g)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.
(h)	Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(i)	Pass Through Certificates.
(j)	U.S. currency denominated.
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
NR	Not Rated

See Notes to Financial Statements.

SELECT INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $461,662,297. Net unrealized appreciation (depreciation) aggregated $(2,701,196), of which $4,001,927 related to appreciated investment securities and $(6,703,123) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $96,221,651 and $147,246,847 of non-governmental issuers, respectively, and $265,622,352 and $266,282,764 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating

Aaa	11.7%

Aa	6.0%
A	9.1%
Baa	20.0%
NR (Not Rated)	50.4%

97.2%

S&P Ratings

AAA	2.8%

See Notes to Financial Statements.

GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Par Value		Moody’s Ratings	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (b) -12.0%

	Fannie Mae - 8.7%
$13,000,000	4.00%, 04/25/22 - 07/25/22	NR	$12,944,410
1,709	7.00%, 05/01/17	NR	1,722
79,778	7.50%, 03/01/07	NR	83,264
48,448	8.00%, 04/01/09 - 09/01/21	NR	52,991

			13,082,387

	Freddie Mac - 3.2%
4,580,000	5.00%, 06/15/26	NR	4,621,118
60,314	6.50%, 06/01/23	Aaa	63,866
27,712	7.50%, 02/01/07	NR	28,692
10,482	8.00%, 09/01/09 - 06/01/19	NR	11,371
27,125	10.00%, 03/01/21	NR	30,152

			4,755,199

	Ginnie Mae - 0.1%
14,469	6.50%, 06/15/09	NR	15,372
56,242	7.00%, 06/15/12	NR	59,972
10,980	9.50%, 02/15/06	NR	11,147

			86,491

	Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,320,855)		17,924,077

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 78.3%

	Fannie Mae - 21.0%
10,000,000	4.00%, 12/15/08 (a)	Aaa	9,892,930
9,525,000	5.38%, 11/15/11 (a)	Aaa	9,846,097
11,210,000	5.50%, 05/02/06	Aa2	11,703,890

			31,442,917

	Federal Farm Credit Bank - 8.0%
12,000,000	2.63%, 12/15/05	Aaa	12,001,212

	Federal Home Loan Bank - 10.4%
3,300,000	3.50%, 04/22/08	Aaa	3,231,373
3,200,000	3.63%, 10/15/04	Aaa	3,220,109
7,400,000	4.00%, 03/18/11	Aaa	7,066,556
2,000,000	4.13%, 01/14/05	Aaa	2,025,380

			15,543,418

	Freddie Mac - 10.4%
5,000,000	3.00%, 12/15/06	Aaa	4,917,085
900,000	4.50%, 08/15/04	Aaa	903,344
5,215,000	5.75%, 01/15/12	Aaa	5,501,762
3,730,000	6.88%, 09/15/10	Aaa	4,183,747

			15,505,938

	U.S. Treasry Bond - 4.7%
4,110,000	7.50%, 11/15/16 (a)	NR	5,066,697
1,485,000	8.88%, 02/15/19	NR	2,056,029

			7,122,726

	U.S. Treasury Note - 23.8%
$11,020,000	1.50%, 02/28/05	NR	$10,998,048
1,850,000	3.00%, 11/15/07	NR	1,832,512
6,280,000	4.00%, 02/15/14 (a)	NR	5,985,135
3,035,000	5.00%, 08/15/11 (a)	NR	3,168,373
6,250,000	6.00%, 08/15/09 (a)	NR	6,867,919
6,500,000	6.50%, 05/15/05 (a)	NR	6,748,827

			35,600,814

	Total U.S. Government and Agency Obligations (Cost $117,813,013)		117,217,025

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (b) - 7.5%

5,500,000	Citibank Credit Card Issuance
	Trust, Series 2001, Class A8
	4.10%, 12/07/06	Aaa	5,553,868
3,500,000	Ford Credit Auto Owner Trust,
	Series 2003-A, Class A4A
	2.70%, 06/15/07	Aaa	3,491,358
2,000,000	MBNA Master Credit Card Trust,
	Series 1999-B, Class A
	5.90%, 08/15/11	Aaa	2,143,031

	Total Asset-Backed and Mortgage-Backed Securities (Cost $11,188,113)		11,188,257

Shares
INVESTMENT COMPANIES - 1.5%

4,115	Dreyfus Cash Management Plus
	Money Market Fund	NR	4,115
2,299,565	Marshall Money Market Fund	NR	2,299,565

	Total Investment Companies (Cost $2,303,680)		2,303,680

Total Investments - 99.3% (Cost $149,625,661)			148,633,039

Net Other Assets and Liabilities - 0.7%			1,052,673

Total Net Assets - 100.0%			$149,685,712

(a)	All or a portion of this security is out on loan at June 30, 2004; the value of the securities loaned amounted to $25,207,477. The value of collateral amounted to $25,785,444 which consisted of cash equivalents.
(b)	Pass Through Certificates.

See Notes to Financial Statements.

GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $149,625,661. Net unrealized appreciation (depreciation) aggregated $(992,622), of which $666,073 related to appreciated investment securities and $(1,658,695) related to depreciated investment securities.

OTHER INFORMATION

For the six months ended June 30, 2004, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $0 and $2,048,224 of non-governmental issuers, respectively, and $77,983,656 and $122,077,412 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

Moody’s Rating

Aaa	49.8%
Aa	7.9%
NR (Not Rated)	42.3%

100.0%

See Notes to Financial Statements.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Par Value		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.7%

	Fannie Mae - 7.2%
$12,000,000	1.27%, 04/25/05	$11,995,170
5,000,000	1.36%, 05/03/05	4,995,304
5,000,000	6.50%, 08/15/04	5,031,706

		22,022,180

	Federal Home Loan Bank - 7.5%
6,000,000	1.25%, 03/29/05	6,000,000
7,000,000	1.35%, 03/23/05	7,000,000
10,000,000	1.50%, 01/07/05	10,000,000

		23,000,000

	Total U.S. Government Agency Obligations (Cost $45,022,180)	45,022,180

CORPORATE NOTES - 39.3%

	Banks - 4.9%
15,000,000	Marshall & Ilsley Bank (a)
	1.38%, 12/17/04	15,000,000

	Banks - Foreign Banks & Branches - 4.4%
11,000,000	ABN Amro Bank NV (a)
	1.27%, 12/30/04	10,999,235
2,450,000	National Bank of Canada
	8.13%, 08/15/04	2,469,965

		13,469,200

	Diversified Financial Services - 28.4%
4,000,000	American Honda Finance Corp., MTN (a)
	1.13%, 05/06/05	4,000,000
7,864,000	Caterpillar Financial Services Corp., MTN (a)
	1.24%, 07/09/04	7,864,000
4,180,000	CIT Group, Inc.
	7.13%, 10/15/04	4,252,072
15,000,000	Citigroup, Inc. (a)
	1.30%, 10/22/04	15,009,524
10,000,000	Goldman Sachs Group, Inc. (a)
	1.44%, 07/29/04	10,000,000
12,000,000	Merrill Lynch & Co., Inc., Series C, MTN (a)
	1.19%, 02/17/05	12,000,000
15,000,000	Money Market Trust LLC (a)
	1.18%, 06/03/05	15,000,000
10,000,000	Morgan Stanley (a)
	1.36%, 11/15/04	10,000,000
9,000,000	National Rural Utilities Cooperative Finance
	Colonial Trust (a)
	1.53%, 02/07/05	9,023,330

		87,148,926

	Retail - 1.6%
$5,000,000	Wal-Mart Stores, Inc.
	6.55%, 08/10/04	$5,028,475

	Total Corporate Notes (Cost $120,646,601)	120,646,601

COMMERCIAL PAPER (c) - 34.0%

	Banks - 4.2%
13,000,000	Abbey National North America
	1.21%, 10/20/04	12,951,499

	Banks - Foreign Banks & Branches - 4.2%
7,000,000	Alliance & Leicester PLC (b)
	1.25%, 10/21/04	6,972,778
6,000,000	Lloyds TSB Bank PLC
	1.22%, 10/13/04	5,978,853

		12,951,631

	Diversified Financial Services - 23.5%
12,088,000	Barton Capital Corp. (b)
	1.15%, 07/06/04	12,086,069
7,000,000	Blue Ridge Asset Funding (b)
	1.07%, 07/02/04	6,999,792
5,000,000	High Peak Funding LLC (b)
	1.12%, 07/13/04	4,998,133
10,000,000	High Peak Funding LLC (b)
	1.13%, 07/06/04	9,998,431
9,051,000	Ivory Funding Corp. (b)
	1.23%, 07/15/04	9,046,670
10,000,000	Newbury Funding (b)
	1.10%, 07/13/04	9,996,334
4,000,000	Receivables Capital Corp. (b)
	1.05%, 07/15/04	3,998,366
15,000,000	TransAmerica Asset Funding (b)
	1.12%, 07/06/04	14,997,667

		72,121,462

	Electric - 2.1%
6,500,000	Boston Edison Co.
	1.45%, 07/01/04	6,500,000

	Total Commercial Paper (Cost $104,524,592)	104,524,592

CERTIFICATES OF DEPOSIT - 4.9%

15,000,000	Wells Fargo Bank NA
	1.12%, 07/12/04	15,000,000

	Total Certificates of Deposit (Cost $15,000,000)	15,000,000

See Notes to Financial Statements.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
INVESTMENT COMPANIES - 6.8%

10,157,086	Barclays Prime Money Market Fund	$10,157,086
45,204	Dreyfus Cash Management Plus Money Market Fund	45,204
10,744,316	One Group Institutional Prime Money Market Fund	10,744,316

	Total Investment Companies (Cost $20,946,606)	20,946,606

Total Investments - 99.7% (Cost $306,139,979)		306,139,979

Net Other Assets and Liabilities - 0.3%		1,052,711

Total Net Assets - 100.0%		$307,192,690

(a)	Variable rate security. The rate shown reflects rate in effect at period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2004, these securities amounted to $79,094,240 or 25.7% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.
(c)	Effective yield at time of purchase.
MTN	Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $306,139,979.

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES • June 30, 2004 (Unaudited)

	Select Capital Appreciation Fund	Select Value Opportunity Fund	Select International Equity Fund	Select Growth Fund
ASSETS:
Investments:
Investments at cost	$230,869,760	$284,653,927	$303,138,590	$504,034,000
Net unrealized appreciation (depreciation)	70,823,134	47,634,579	30,818,101	55,904,131

Total investments at value†	301,692,894	332,288,506	333,956,691	559,938,131
Cash and foreign currency*	96	11,576,721	6,948,027	327,070
Short-term investments held as collateral for securities loaned	62,987,027	47,855,415	22,723,493	58,115,843
Receivable for investments sold	829,055	2,394,140	6,905,288	2,220,327
Receivable for shares sold	—	—	—	—
Interest and dividend receivables	41,919	293,737	885,156	650,007
Receivable for variation margin	—	—	—	—
Dividend tax reclaim receivable	795	4,047	207,036	2,525
Miscellaneous receivable	—	—	—	—

Total Assets	365,551,786	394,412,566	371,625,691	621,253,903

LIABILITIES:
Payable for investments purchased	287,957	2,717,517	7,066,133	561,161
Collateral for securities loaned	62,987,027	47,855,415	22,723,493	58,115,843
Management fee payable	224,579	244,218	260,846	345,835
Distribution fee payable	37,267	42,072	42,781	70,216
Trustees’ fees and expenses payable	4,378	5,676	5,631	9,181
Unrealized depreciation on forward currency contracts	—	—	82	—
Payable for shares repurchased	166,394	202,074	415,166	335,174
Accrued expenses and other payables	59,106	65,347	115,534	120,384

Total Liabilities	63,766,708	51,132,319	30,629,666	59,557,794

NET ASSETS	$301,785,078	$343,280,247	$340,996,025	$561,696,109

NET ASSETS consist of:
Paid-in capital	$188,724,749	$227,081,039	$428,809,877	$840,754,377
Undistributed (distribution in excess of) net investment income (loss)	(1,066,117)	209,590	7,951,004	(251,176)
Accumulated (distribution in excess of) net realized gain (loss) on investments sold, foreign currency transactions, written options transactions and futures contracts	43,303,278	68,355,039	(126,592,327)	(334,711,223)
Net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written options contracts and futures contracts	70,823,168	47,634,579	30,827,471	55,904,131

TOTAL NET ASSETS	$301,785,078$	343,280,247	$340,996,025	$561,696,109

Shares of beneficial interest outstanding (unlimited authorization, no par value)	131,689,925	156,397,897	301,756,535	384,580,552

NET ASSET VALUE,
Offering and redemption price per share (Net Assets/Shares Outstanding)	$2.292	$2.195	$1.130	$1.461

†Total value of securities on loan	$60,259,083	$45,788,751	$21,471,927	$53,584,751

*	Cost $6,948,027 for Select International Equity Fund.

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

	Core Equity Fund	Equity Index Fund	Select Investment Grade Income Fund	Government Bond Fund	Money Market Fund
ASSETS:
Investments:
Investments at cost	$314,668,053	$575,933,914	$461,575,420	$149,625,661	$306,139,979
Net unrealized appreciation (depreciation)	33,788,727	39,126,611	(2,614,319)	(992,622)	—

Total investments at value†	348,456,780	615,060,525	458,961,101	148,633,039	306,139,979
Cash and foreign currency*	2,383,650	11,199	7,918	15,365	38,819
Short-term investments held as collateral for securities loaned	17,050,990	40,727,010	32,251,770	25,785,444	—
Receivable for investments sold	3,597,364	1,186,449	2,005,939	281	—
Receivable for shares sold	—	—	—	—	486,327
Interest and dividend receivables	315,495	774,972	4,496,665	1,204,966	715,081
Receivable for variation margin	—	19,985	—	—	—
Dividend tax reclaim receivable	—	—	—	—	—
Miscellaneous receivable	—	831	—	—	—

Total Assets	371,804,279	657,780,971	497,723,393	175,639,095	307,380,206

LIABILITIES:
Payable for investments purchased	—	145,584	6,061,249	—	—
Collateral for securities loaned	17,050,990	40,727,010	32,251,770	25,785,444	—
Management fee payable	171,195	138,903	157,396	62,056	82,383
Distribution fee payable	44,404	73,788	57,100	18,402	40,273
Trustees’ fees and expenses payable	5,828	9,756	7,617	3,049	9,689
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Payable for shares repurchased	339,036	383,012	1,475,558	51,266	725
Accrued expenses and other payables	81,869	126,901	89,068	33,166	54,446

Total Liabilities	17,693,322	41,604,954	40,099,758	25,953,383	187,516

NET ASSETS	$354,110,957	$616,176,017	$457,623,635	$149,685,712	$307,192,690

NET ASSETS consist of:
Paid-in capital	$564,710,177	$732,731,189	$457,086,486	$152,364,690	$307,116,360
Undistributed (distribution in excess of) net investment income (loss)	35,579	67,007	(1,691,142)	(2,005,389)	—
Accumulated (distribution in excess of) net realized gain (loss) on investments sold, foreign currency transactions, written options transactions and futures contracts	(244,423,526)	(155,733,156)	4,842,610	319,033	76,330
Net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written options contracts and futures contracts	33,788,727	39,110,977	(2,614,319)	(992,622)	—

TOTAL NET ASSETS	$354,110,957	$616,176,017	$457,623,635	$149,685,712	$307,192,690

Shares of beneficial interest outstanding (unlimited authorization, no par value)	221,340,218	244,961,099	421,790,863	138,934,588	307,117,986

NET ASSET VALUE,
Offering and redemption price per share (Net Assets/Shares Outstanding)	$1.600	$2.515	$1.085	$1.077	$1.000

†Total value of securities on loan	$16,334,026	$39,224,292	$31,361,706	$25,207,477	$—

ALLMERICA INVESTMENT TRUST

STATEMENTS OF OPERATIONS • For the Six Months Ended June 30, 2004 (Unaudited)

	Select Capital Appreciation Fund	Select Value Opportunity Fund	Select International Equity Fund	Select Growth Fund
INVESTMENT INCOME
Interest	$78,186	$25,785	$—	$247,882
Dividends	492,202	1,865,312	6,560,491	2,535,769
Securities lending income	34,372	41,805	140,947	35,608
Less net foreign taxes withheld	(5,639)	(43,306)	(853,567)	(67,735)

Total investment income	599,121	1,889,596	5,847,871	2,751,524

EXPENSES
Management fees	1,352,895	1,598,720	1,650,278	2,412,040
Distribution fees	221,026	274,442	271,610	445,113
Custodian and Fund accounting fees	61,648	69,923	197,363	142,210
Legal fees	10,959	14,262	2,596	22,658
Audit fees	14,287	17,865	17,538	28,408
Trustees’ fees and expenses	10,427	13,128	13,277	22,821
Reports to shareholders	12,462	11,728	17,758	25,519
Miscellaneous	2,768	4,111	3,538	6,368

Total expenses before waiver and reductions	1,686,472	2,004,179	2,173,958	3,105,137
Less reductions	(27,881)	(128,646)	(30,100)	(69,827)
Less expense waiver	—	—	—	(32,610)

Total expenses net of expense waiver and reductions	1,658,591	1,875,533	2,143,858	3,002,700

NET INVESTMENT INCOME (LOSS)	(1,059,470)	14,063	3,704,013	(251,176)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold	24,203,562	48,682,880	5,394,882	47,223,669
Net realized gain on futures contracts	—	—	—	—
Net realized gain (loss) on foreign currency transactions	264	4,857	(328,648)	(1,412)
Net change in unrealized appreciation (depreciation) of investments	(715,977)	(23,632,255)	(1,030,391)	(37,613,608)
Net change in unrealized depreciation of assets and liabilities in foreign currency	(9)	—	(19,614)	—

NET GAIN (LOSS) ON INVESTMENTS	23,487,840	25,055,482	4,016,229	9,608,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,428,370	$25,069,545	$7,720,242	$9,357,473

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

	Core Equity Fund	Equity Index Fund	Select Investment Grade Income Fund	Government Bond Fund	Money Market Fund
INVESTMENT INCOME
Interest	$4,848	$102,479	$11,967,488	$3,208,959	$1,988,349
Dividends	2,847,646	5,196,949	—	—	—
Securities lending income	14,453	16,973	31,400	8,764	—
Less net foreign taxes withheld	—	—	—	—	—

Total investment income	2,866,947	5,316,401	11,998,888	3,217,723	1,988,349

EXPENSES
Management fees	1,099,326	871,547	1,025,800	426,697	535,096
Distribution fees	282,845	478,386	370,962	128,205	255,388
Custodian and Fund accounting fees	68,386	184,105	95,283	31,945	49,633
Legal fees	13,983	25,777	18,351	6,669	12,328
Audit fees	18,575	30,043	24,133	9,868	15,987
Trustees’ fees and expenses	13,770	24,742	17,146	5,759	7,630
Reports to shareholders	21,497	9,555	15,662	5,150	12,210
Miscellaneous	3,757	12,498	6,945	2,528	5,948

Total expenses before waiver and reductions	1,522,139	1,636,653	1,574,282	616,821	894,220
Less reductions	(44,265)	(43,262)	—	—	—
Less expense waiver	—	—	—	—	—

Total expenses net of expense waiver and reductions	1,477,874	1,593,391	1,574,282	616,821	894,220

NET INVESTMENT INCOME (LOSS)	1,389,073	3,723,010	10,424,606	2,600,902	1,094,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold	5,897,813	(2,066,962)	(12,144)	373,775	(40)
Net realized gain on futures contracts	—	110,045	—	—	—
Net realized gain (loss) on foreign currency transactions	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,707,790	18,439,479	(10,570,553)	(3,328,511)	—
Net change in unrealized depreciation of assets and liabilities in foreign currency	—	—	—	—	—

NET GAIN (LOSS) ON INVESTMENTS	7,605,603	16,482,562	(10,582,697)	(2,954,736)	(40)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,994,676	$20,205,572	$(158,091)	$(353,834)	$1,094,089

ALLMERICA INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Select Capital Appreciation Fund		Select Value Opportunity Fund
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
NET ASSETS at beginning of period	$296,203,932	$287,593,224	$380,800,995	$351,830,989

Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	(1,059,470)	(2,027,882)	14,063	247,632
Net realized gain (loss) on investments sold and foreign currency transactions	24,203,826	32,284,375	48,687,737	23,799,027
Net change in unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written option contracts and futures contracts	(715,986)	65,606,186	(23,632,255)	83,321,848

Net increase in net assets resulting from operations	22,428,370	95,862,679	25,069,545	107,368,507

Distributions to shareholders from:
Net investment income	—	—	—	(398,223)
Net realized gain on investments	—	—	—	(966,976)

Total distributions	—	—	—	(1,365,199)

Capital share transactions:
Net proceeds from sales of shares	16,105,577	8,543,704	985,052	14,815,521
Value of shares issued in exchange for the net assets of the Select Aggressive Growth Fund (Note 9)	—	—	—	—
Value of shares issued in exchange for the net assets of the Select Strategic Growth Fund (Note 9)	—	—	—	—
Value of shares issued in exchange for the net assets of the Select Emerging Markets Fund (Note 9)	—	—	—	—
Issued to shareholders in reinvestment of distributions	—	—	—	1,365,199
Cost of shares repurchased	(32,952,801)	(95,795,675)	(63,575,345)	(93,214,022)

Net increase (decrease) from capital share transactions	(16,847,224)	(87,251,971)	(62,590,293)	(77,033,302)

Total increase (decrease) in net assets	5,581,146	8,610,708	(37,520,748)	28,970,006

NET ASSETS at end of period	$301,785,078	$296,203,932	$343,280,247	$380,800,995

Undistributed (distribution in excess of) net investment income (loss)	$(1,066,117)	$(6,647)	$209,590	$195,527

OTHER INFORMATION:

Share transactions:
Sold	7,266,502	4,455,481	461,316	9,694,636
Issued in exchange for the shares of the Select Aggressive Growth Fund (Note 9)	—	—	—	—
Issued in exchange for the shares of the Select Strategic Growth Fund (Note 9)	—	—	—	—
Issued in exchange for the shares of the Select Emerging Markets Fund (Note 9)	—	—	—	—
Issued to shareholders in reinvestment of distributions	—	—	—	789,132
Repurchased	(14,979,565)	(54,083,864)	(29,861,316)	(61,302,191)

Net increase (decrease) in shares outstanding	(7,713,063)	(49,628,383)	(29,400,000)	(50,818,423)

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

	Select International Equity Fund		Select Growth Fund		Core Equity Fund
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
NET ASSETS at beginning of period	$380,653,182	$335,889,657	$625,728,520	$375,958,982	$400,016,657	$401,888,470

Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	3,704,013	4,929,054	(251,176)	(427,543)	1,389,073	3,319,564
Net realized gain (loss) on investments sold and foreign currency transactions	5,066,234	(32,553,647)	47,222,257	(36,568,348)	5,897,813	(25,175,235)
Net change in unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written option contracts and futures contracts	(1,050,005)	113,163,931	(37,613,608)	171,038,236	1,707,790	113,866,094

Net increase in net assets resulting from operations	7,720,242	85,539,338	9,357,473	134,042,345	8,994,676	92,010,423

Distributions to shareholders from:
Net investment income	—	(2,710,560)	—	(247,303)	(1,427,712)	(3,286,534)
Net realized gain on investments	—	—	—	—	—	—

Total distributions	—	(2,710,560)	—	(247,303)	(1,427,712)	(3,286,534)

Capital share transactions:
Net proceeds from sales of shares	14,270,509	20,021,820	47,412	1,501,786	24,386	1,552,913
Value of shares issued in exchange for the net assets of the Select Aggressive Growth Fund (Note 9)	—	—	—	259,023,031	—	—
Value of shares issued in exchange for the net assets of the Select Strategic Growth Fund (Note 9)	—	—	—	17,766,775	—	—
Value of shares issued in exchange for the net assets of the Select Emerging Markets Fund (Note 9)	—	45,260,073	—	—	—	—
Issued to shareholders in reinvestment of distributions	—	2,710,560	—	247,303	1,427,712	3,286,534
Cost of shares repurchased	(61,647,908)	(106,057,706)	(73,437,296)	(162,564,399)	(54,924,762)	(95,435,149)

Net increase (decrease) from capital share transactions	(47,377,399)	(38,065,253)	(73,389,884)	115,974,496	(53,472,664)	(90,595,702)

Total increase (decrease) in net assets	(39,657,157)	44,763,525	(64,032,411)	249,769,538	(45,905,700)	(1,871,813)

NET ASSETS at end of period	$340,996,025	$380,653,182	$561,696,109	$625,728,520	$354,110,957	$400,016,657

Undistributed (distribution in excess of) net investment income (loss)	$7,951,004	$4,246,991	$(251,176)	$—	$35,579	$74,218

OTHER INFORMATION:

Share transactions:
Sold	12,687,041	21,677,491	32,248	1,068,140	15,307	1,174,083
Issued in exchange for the shares of the Select Aggressive Growth Fund (Note 9)	—	—	—	220,257,679	—	—
Issued in exchange for the shares of the Select Strategic Growth Fund (Note 9)	—	—	—	15,107,801	—	—
Issued in exchange for the shares of the Select Emerging Markets Fund (Note 9)	—	52,384,344	—	—	—	—
Issued to shareholders in reinvestment of distributions	—	2,850,221	—	188,063	896,606	2,410,772
Repurchased	(54,468,687)	(117,523,711)	(50,474,170)	(131,719,570)	(34,663,612)	(72,880,614)

Net increase (decrease) in shares outstanding	(41,781,646)	(40,611,655)	(50,441,922)	104,902,113	(33,751,699)	(69,295,759)

ALLMERICA INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Select Investment Grade Income Fund
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
NET ASSETS at beginning of period	$666,454,873	$342,682,878	$530,198,773	$620,074,063

Increase (decrease) in net assets resulting from operations:
Net investment income	3,723,010	7,422,179	10,424,606	20,676,973
Net realized gain (loss) on investments sold, foreign currency transactions, written option transactions and futures contracts	(1,956,917)	(25,093,758)	(12,144)	20,573,027
Net change in unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written option contracts and futures contracts	18,439,479	166,019,862	(10,570,553)	(19,138,132)

Net increase (decrease) in net assets resulting from operations	20,205,572	148,348,283	(158,091)	22,111,868

Distributions to shareholders from:
Net investment income	(3,899,497)	(7,143,778)	(14,569,232)	(26,622,750)
Net realized gain on investments	—	—	—	—

Total distributions	(3,899,497)	(7,143,778)	(14,569,232)	(26,622,750)

Capital share transactions:
Net proceeds from sales of shares	4,403,984	9,845,737	7,302,090	9,154,551
Value of shares issued in exchange for the net assets of the Select Strategic Income Fund (Note 9)	—	—	—	142,624,667
Value of shares issued in exchange for the net assets of the Select Growth and Income Fund (Note 9)	—	292,154,078	—	—
Issued to shareholders in reinvestment of distributions	3,899,497	7,143,778	14,569,232	26,622,750
Cost of shares repurchased	(74,888,412)	(126,576,103)	(79,719,137)	(263,766,376)

Net increase (decrease) from capital share transactions	(66,584,931)	182,567,490	(57,847,815)	(85,364,408)

Total increase (decrease) in net assets	(50,278,856)	323,771,995	(72,575,138)	(89,875,290)

NET ASSETS at end of period	$616,176,017	$666,454,873	$457,623,635	$530,198,773

Undistributed (distribution in excess of) net investment income (loss)	$67,007	$243,494	$(1,691,142)	$2,453,484

OTHER INFORMATION:

Share transactions:
Sold	1,775,390	4,812,165	6,550,441	10,096,929
Issued in exchange for the shares of the Select Strategic Income Fund (Note 9)	—	—	—	125,882,319
Issued in exchange for the shares of the Select Growth and Income Fund (Note 9)	—	147,106,786	—	—
Issued to shareholders in reinvestment of distributions	1,560,544	3,254,461	13,122,438	23,532,345
Repurchased	(30,021,268)	(59,805,637)	(71,529,682)	(232,888,459)

Net increase (decrease) in shares outstanding	(26,685,334)	95,367,775	(51,856,803)	(73,376,866)

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

	Government Bond Fund		Money Market Fund
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
NET ASSETS at beginning of period	$200,158,460	$291,995,366	$377,154,527	$704,804,637

Increase (decrease) in net assets resulting from operations:
Net investment income	2,600,902	7,242,159	1,094,129	4,286,757
Net realized gain (loss) on investments sold, foreign currency transactions, written option transactions and futures contracts	373,775	3,288,747	(40)	76,830
Net change in unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency, written option contracts and futures contracts	(3,328,511)	(6,228,693)	—	—

Net increase (decrease) in net assets resulting from operations	(353,834)	4,302,213	1,094,089	4,363,587

Distributions to shareholders from:
Net investment income	(3,226,220)	(9,748,622)	(1,094,129)	(4,286,757)
Net realized gain on investments	—	—	—	(37,465)

Total distributions	(3,226,220)	(9,748,622)	(1,094,129)	(4,324,222)

Capital share transactions:
Net proceeds from sales of shares	775,907	23,186,088	65,919,107	181,842,312
Value of shares issued in exchange for the net assets of the Select Strategic Income Fund (Note 9)	—	—	—	—
Value of shares issued in exchange for the net assets of the Select Growth and Income Fund (Note 9)	—	—	—	—
Issued to shareholders in reinvestment of distributions	3,226,220	9,748,622	1,094,129	4,324,222
Cost of shares repurchased	(50,894,821)	(119,325,207)	(136,975,033)	(513,856,009)

Net increase (decrease) from capital share transactions	(46,892,694)	(86,390,497)	(69,961,797)	(327,689,475)

Total increase (decrease) in net assets	(50,472,748)	(91,836,906)	(69,961,837)	(327,650,110)

NET ASSETS at end of period	$149,685,712	$200,158,460	$307,192,690	$377,154,527

Undistributed (distribution in excess of) net investment income (loss)	$(2,005,389)	$(1,380,071)	$—	$—

OTHER INFORMATION:

Share transactions:
Sold	696,596	20,555,005	65,919,107	181,842,312
Issued in exchange for the shares of the Select Strategic Income Fund (Note 9)	—	—	—	—
Issued in exchange for the shares of the Select Growth and Income Fund (Note 9)	—	—	—	—
Issued to shareholders in reinvestment of distributions	2,936,711	8,674,020	1,094,129	4,324,222
Repurchased	(46,057,927)	(106,259,141)	(136,975,033)	(513,856,009)

Net increase (decrease) in shares outstanding	(42,424,620)	(77,030,116)	(69,961,797)	(327,689,475)

ALLMERICA INVESTMENT TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period

	Income from Investment Operations				Less Distributions				Net Increase (Decrease) in Net Asset Value
Year Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions
Select Capital Appreciation Fund
2004(d)	$2.125	$(0.008)	$0.175	$0.167		$—	$—	$—	$0.167
2003	1.521	(0.015)	0.619	0.604		—	—	—	0.604
2002	1.940	(0.014)	(0.405)	(0.419)		—	—	—	(0.419)
2001	2.122	(0.010)	(0.019)	(0.029)		—	(0.153)	(0.153)	(0.182)
2000	2.053	(0.008)	0.147	0.139		—	(0.070)	(0.070)	0.069
1999	1.640	(0.007)	0.423	0.416		—	(0.003)	(0.003)	0.413
Select Value Opportunity Fund
2004(d)	$2.050	$—	$0.145	$0.145		$—	$—	$—	$0.145
2003	1.487	0.002	0.568	0.570		(0.002)	(0.005)	(0.007)	0.563
2002	1.975	0.002	(0.315)	(0.313)		(0.011)	(0.164)	(0.175)	(0.488)
2001	1.958	0.012	0.225	0.237		(0.012)	(0.208)	(0.220)	0.017
2000	1.521	0.012	0.446	0.458		(0.006)	(0.015)	(0.021)	0.437
1999	1.686	0.006	(0.077)	(0.071)		—	(0.094)	(0.094)	(0.165)
Select International Equity Fund
2004(d)	$1.108	$0.014	$0.008	$0.022		$—	$—	$—	$0.022
2003	0.874	0.015	0.226	0.241		(0.007)	—	(0.007)	0.234
2002	1.113	0.013	(0.226)	(0.213)		(0.017)	(0.009)	(0.026)	(0.239)
2001	1.781	0.018	(0.385)	(0.367)		(0.024)	(0.277)	(0.301)	(0.668)
2000	2.031	0.013	(0.191)	(0.178)		(0.009)	(0.063)	(0.072)	(0.250)
1999	1.542	0.012	0.477	0.489		—	—	—	0.489
Select Growth Fund(1)
2004(d)	$1.438	$(0.001)	$0.024	$0.023	$		$—	$—	$0.023
2003	1.139	(0.001)	0.301	0.300		(0.001)	—	(0.001)	0.299
2002	1.576	0.001	(0.436)	(0.435)		(0.002)	—	(0.002)	(0.437)
2001	2.214	0.002	(0.545)	(0.543)		—	(0.095)	(0.095)	(0.638)
2000	3.049	(0.001)	(0.489)	(0.490)		—	(0.345)	(0.345)	(0.835)
1999	2.428	(0.002)	0.709	0.707		(0.001)	(0.085)	(0.086)	0.621
Core Equity Fund(1)
2004(d)	$1.568	$0.006	$0.032	$0.038		$(0.006)	$—	$(0.006)	$0.032
2003	1.239	0.012	0.329	0.341		(0.012)	—	(0.012)	0.329
2002	1.633	0.011 (3)	(0.393)	(0.382)		(0.012)	—	(0.012)	(0.394)
2001	2.689	0.016	(0.439)	(0.423)		(0.015)	(0.618)	(0.633)	(1.056)
2000	3.310	0.016	(0.295)	(0.279)		(0.017)	(0.325)	(0.342)	(0.621)
1999	2.825	0.020	0.779	0.799		(0.020)	(0.294)	(0.314)	0.485

*	Annualized.
**	Not Annualized.
(a)	Including reimbursements, waivers, and reductions.
(b)	Excluding reductions. Certain Portfolios have entered varying arrangements with brokers who reduced a portion of the Portfolio’s expenses.
(c)	Excluding reimbursements, waivers, and reductions.
(d)	For the six months ended June 30, 2004 (Unaudited).
(1)	The Select Growth Fund added a second sub-adviser on April 18, 2003 and replaced the first sub-adviser on April 30, 2004. The Core Equity Fund changed sub-advisers and added a second sub-adviser on May 1, 2002.
(2)	Net investment income (loss) per share before reimbursements and waivers of fees by the investment advisor or reductions were $(0.001) for the six months ended June 30, 2004, $0.001 in 2003, $0.000 in 2002, $0.011 in 2001, $0.011 in 2000, and $0.005 in 1999 for Select Value Opportunity Fund; $0.011 in 1999 for Select International Equity Fund; $(0.002) in 2003, $0.000 in 2002, $0.001 in 2001, $(0.002) in 2000, and $(0.003) in 1999 for Select Growth Fund; and $0.014 in 2001, $0.015 in 2000, and $0.019 in 1999 for Core Equity Fund.
(3)	Computed using average shares outstanding throughout the period.

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

		Ratios/Supplemental Data
	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratios To Average Net Assets						Portfolio Turnover Rate
				Net Investment Income (Loss)	Operating Expenses			Management Fee
Year Ended December 31,					(a)	(b)	(c)	Gross	Net
Select Capital Appreciation Fund
2004(d)	$2.292	7.86%**	$301,785	(0.72)%*	1.13%*	1.14%*	1.14%*	0.92%*	0.92%*	24%**
2003	2.125	39.71%	296,204	(0.70)%	1.11%	1.13%	1.13%	0.92%	0.92%	46%
2002	1.521	(21.60)%	287,593	(0.70)%	1.05%	1.06%	1.06%	0.90%	0.90%	41%
2001	1.940	(1.14)%	435,864	(0.51)%	0.93%	0.94%	0.94%	0.88%	0.88%	44%
2000	2.122	6.81%	510,483	(0.38)%	0.93%	0.94%	0.94%	0.87%	0.87%	53%
1999	2.053	25.36%	417,087	(0.42)%	0.98%	0.98%	0.98%	0.91%	0.91%	61%
Select Value Opportunity Fund
2004(d)	$2.195	7.07%**	$343,280	0.01%*	1.03%*	1.10%*	1.10%*	0.87%*	0.87%*	50%**
2003	2.050	38.43%	380,801	0.07%	1.03%	1.09%	1.09%	0.88%	0.88%	117%
2002	1.487	(16.32)%	351,831	0.12%	0.96%	1.03%	1.03%	0.87%	0.87%	94%
2001	1.975	12.70%	440,335	0.63%	0.87%	0.92%	0.92%	0.87%	0.87%	97%
2000	1.958	30.40%	397,541	0.71%	0.87%	0.94%	0.94%	0.88%	0.88%	22%
1999	1.521	(4.70)%	308,331	0.43%	0.88%	0.97%	0.97%	0.90%	0.90%	98%
Select International Equity Fund
2004(d)	$1.130	1.99%**	$340,996	2.05%*	1.18%*	1.20%*	1.20%*	0.91%*	0.91%*	12%**
2003	1.108	27.77%	380,653	1.46%	1.18%	1.19%	1.19%	0.92%	0.92%	28%
2002	0.874	(19.37)%	335,890	1.17%	1.13%	1.14%	1.14%	0.91%	0.91%	14%
2001	1.113	(21.43)%	460,006	0.97%	0.99%	1.01%	1.01%	0.89%	0.89%	26%
2000	1.781	(9.03)%	679,128	0.77%	0.98%	0.99%	0.99%	0.88%	0.88%	24%
1999	2.031	31.71%	679,341	0.69%	1.01%	1.02%	1.02%	0.89%	0.89%	18%
Select Growth Fund(1)
2004(d)	$1.461	1.60%**	$561,696	(0.08)%*	1.01%*	1.04%*	1.05%*	0.81%*	0.80%*	67%**
2003	1.438	26.30%	625,729	(0.08)%	1.03%	1.07%	1.07%	0.81%	0.81%	75%
2002	1.139	(27.60)%	375,959	0.05%	0.95%	1.01%	1.01%	0.82%	0.82%	125%
2001	1.576	(24.71)%	660,893	0.12%	0.78%	0.85%	0.85%	0.79%	0.79%	91%
2000	2.214	(17.79)%	1,040,237	(0.05)%	0.80%	0.81%	0.81%	0.76%	0.76%	79%
1999	3.049	29.80%	1,216,365	(0.08)%	0.81%	0.83%	0.83%	0.78%	0.78%	84%
Core Equity Fund(1)
2004(d)	$1.600	2.44%**	$354,111	0.74%*	0.78%*	0.81%*	0.81%*	0.58%*	0.58%*	18%**
2003	1.568	27.67%	400,017	0.88%	0.78%	0.80%	0.80%	0.58%	0.58%	27%
2002	1.239	(23.45)%	401,888	0.78%	0.70%	0.74%	0.74%	0.57%	0.57%	115%
2001	1.633	(16.90)%	673,753	0.75%	0.58%	0.61%	0.61%	0.55%	0.55%	134%
2000	2.689	(9.51)%	924,904	0.51%	0.44%	0.50%	0.50%	0.45%	0.45%	190%
1999	3.310	29.33%	1,076,297	0.65%	0.45%	0.48%	0.48%	0.43%	0.43%	116%

ALLMERICA INVESTMENT TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period

	Income from Investment Operations						Less Distributions(e)
Year Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income(2)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Increase (Decrease) in Net Asset Value
Equity Index Fund
2004(d)	$2.453	$0.015		$0.063		$0.078	$(0.016)	$—	$(0.016)	$0.062
2003	1.944	0.029		0.508		0.537	(0.028)	—	(0.028)	0.509
2002	2.715	0.027		(0.616)		(0.589)	(0.028)	(0.154)	(0.182)	(0.771)
2001	3.299	0.030		(0.422)		(0.392)	(0.029)	(0.163)	(0.192)	(0.584)
2000	4.060	0.032		(0.362)		(0.330)	(0.034)	(0.397)	(0.431)	(0.761)
1999	3.408	0.036		0.656		0.692	(0.035)	(0.005)	(0.040)	0.652
Select Investment Grade Income Fund(1)
2004(d)	$1.119	$0.024		$(0.024)		$—	$(0.034)	$—	$(0.034)	$(0.034)
2003	1.134	0.040		(0.003	)(3)	0.037	(0.052)	—	(0.052)	(0.015)
2002	1.106	0.054		0.034		0.088	(0.060)	—	(0.060)	0.028
2001	1.086	0.064	(4)	0.021		0.085	(0.065)	—	(0.065)	0.020
2000	1.051	0.070		0.035		0.105	(0.070)	—	(0.070)	0.035
1999	1.132	0.068		(0.079)		(0.011)	(0.069)	(0.001)	(0.070)	(0.081)
Government Bond Fund(1)
2004(d)	$1.104	$0.015		$(0.020)		$(0.005)	$(0.022)	$—	$(0.022)	$(0.027)
2003	1.130	0.030		(0.011)		0.019	(0.045)	—	(0.045)	(0.026)
2002	1.077	0.041		0.057		0.098	(0.045)	—	(0.045)	0.053
2001	1.051	0.049	(4)	0.030		0.079	(0.053)	—	(0.053)	0.026
2000	1.011	0.058		0.040		0.098	(0.058)	—	(0.058)	0.040
1999	1.068	0.058		(0.056)		0.002	(0.059)	—	(0.059)	(0.057)
Money Market Fund
2004(d)	$1.000	$0.003		$—		$0.003	$(0.003)	$—	$(0.003)	$—
2003	1.000	0.008		—		0.008	(0.008)	— (5)	(0.008)	—
2002	1.000	0.016		—		0.016	(0.016)	—	(0.016)	—
2001	1.000	0.042		—		0.042	(0.042)	—	(0.042)	—
2000	1.000	0.062		—		0.062	(0.062)	—	(0.062)	—
1999	1.000	0.051		—		0.051	(0.051)	—	(0.051)	—

*	Annualized.
**	Not Annualized.
(a)	Including reimbursements, waivers, and reductions.
(b)	Excluding reductions. Certain Portfolios have entered into varying arrangements with brokers who reduced a portion of the Portfolio’s expenses.
(c)	Excluding reimbursements, waivers, and reductions.
(d)	For the six months ended June 30, 2004 (Unaudited).
(e)	Certain prior year amounts have been reclassified to conform to current year presentation.
(1)	Effective January 1, 2001 the Select Investment Grade Income Fund and Government Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and are amortizing premium and discount on debt securities using the daily effective yield method. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share by $0.003 for Select Investment Grade Income Fund and a decrease in net investment income per share by $0.007 for Government Bond Fund, an increase in net realized and unrealized gains and losses per share by $0.003 for Select Investment Grade Income Fund and an increase in net realized and unrealized gains and losses per share by $0.007 for Government Bond Fund and a decrease in the ratio of net investment income to average net assets from 6.04% to 5.79% for Select Investment Grade Income Fund and a decrease in the ratio of net investment income to average net assets from 5.16% to 4.52% for Government Bond Fund. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)	Net investment income (loss) per share before reimbursement of fees by the investment advisor was $0.028 in 2003 and $0.029 in 2001 for Equity Index Fund.
(3)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to the fluctuating market values of the investments of the Portfolio.
(4)	Computed using average shares outstanding throughout the period.
(5)	Distributions from net realized gains are less than $.0005.

See Notes to Financial Statements.

ALLMERICA INVESTMENT TRUST

		Ratios/Supplemental Data
					Ratios To Average Net Assets
Year Ended December 31,	Net Asset Value End of Period	Total Return		Net Assets End of Period (000’s)	Net Investment Income	Operating Expenses			Management Fee		Portfolio Turnover Rate
						(a)	(b)	(c)	Gross	Net
Equity Index Fund
2004(d)	$2.515	3.17	%**	$616,176	1.17%*	0.50%*	0.51%*	0.51%*	0.27%*	0.27%*	1%**
2003	2.453	27.83%		666,455	1.37%	0.45%	0.50%	0.50%	0.28%	0.28%	23%
2002	1.944	(22.22)%		342,683	1.16%	0.45%	0.47%	0.47%	0.28%	0.28%	10%
2001	2.715	(12.02)%		517,315	1.02%	0.32%	0.34%	0.34%	0.28%	0.28%	21%
2000	3.299	(9.03)%		599,266	0.87%	0.32%	0.33%	0.33%	0.27%	0.27%	9%
1999	4.060	20.41%		638,230	0.98%	0.35%	0.35%	0.35%	0.28%	0.28%	21%
Select Investment Grade Income Fund(1)
2004(d)	$1.085	(0.08	)%**	$457,624	4.22%*	0.64%*	0.64%*	0.64%*	0.42%*	0.42%*	75%**
2003	1.119	3.31%		530,199	3.42%	0.63%	0.63%	0.63%	0.41%	0.41%	192%
2002	1.134	8.14%		620,074	4.85%	0.58%	0.58%	0.58%	0.41%	0.41%	130%
2001	1.106	7.94%		571,582	5.79%	0.47%	0.47%	0.47%	0.41%	0.41%	114%
2000	1.086	10.31%		445,609	6.53%	0.49%	0.49%	0.49%	0.42%	0.42%	159%
1999	1.051	(0.97)%		240,541	6.22%	0.50%	0.50%	0.50%	0.43%	0.43%	75%
Government Bond Fund(1)
2004(d)	$1.077	(0.47	)%**	$149,686	3.05%*	0.72%*	0.72%*	0.72%*	0.50%*	0.50%*	46%**
2003	1.104	1.67%		200,158	2.82%	0.71%	0.71%	0.71%	0.50%	0.50%	55%
2002	1.130	9.28%		291,995	3.48%	0.68%	0.68%	0.68%	0.50%	0.50%	79%
2001	1.077	7.63%		116,514	4.52%	0.58%	0.58%	0.58%	0.50%	0.50%	190%
2000	1.051	10.00%		78,531	5.58%	0.61%	0.61%	0.61%	0.50%	0.50%	53%
1999	1.011	0.23%		87,247	5.64%	0.62%	0.62%	0.62%	0.50%	0.50%	37%
Money Market Fund
2004(d)	$1.000	0.32	%**	$307,193	0.64%*	0.53%*	0.53%*	0.53%*	0.31%*	0.31%*	N/A
2003	1.000	0.80%		377,155	0.82%	0.53%	0.53%	0.53%	0.30%	0.30%	N/A
2002	1.000	1.66%		704,805	1.63%	0.45%	0.45%	0.45%	0.30%	0.30%	N/A
2001	1.000	4.28%		604,657	4.11%	0.36%	0.36%	0.36%	0.31%	0.31%	N/A
2000	1.000	6.40%		457,912	6.19%	0.31%	0.31%	0.31%	0.26%	0.26%	N/A
1999	1.000	5.19%		513,606	5.09%	0.29%	0.29%	0.29%	0.24%	0.24%	N/A

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Allmerica Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. Allmerica Financial Corporation (“AFC”) has ceased all new sales of proprietary variable annuities and life insurance products. The Trust is comprised of nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Core Equity, Equity Index, Select Investment Grade Income, Government Bond and Money Market Funds (individually a “Portfolio”, collectively, the “Portfolios”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Equity securities which are traded on a recognized exchange (other than Nasdaq) are valued at the last quoted sales price available at the time of the closing of the New York Stock Exchange or, if there were no sales that day, at the mean of the closing bid and asked price. Securities listed or traded on Nasdaq are valued at the Nasdaq official closing price. Over-the-counter securities are valued at the last available price in the market prior to the time of valuation. Securities that are primarily traded on foreign exchanges generally are valued at the closing values of such securities on their respective exchanges. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Forward Foreign Currency Contracts: The Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency contracts are valued at the daily forward exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains and losses are recognized on the settlement date.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Foreign Currency Translation: Investment valuations, other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are translated into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on the purchases and sales of the securities. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying financial statements. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country’s tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distributed quarterly for the Core Equity, Equity Index, Select Investment Grade Income and Government Bond Funds, and annually for the Select Capital Appreciation, Select Value Opportunity, Select International Equity and Select Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations. Differences between book basis and tax basis amounts are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including “Post-OctoberLosses”, foreign currency gains and losses, and losses deferred due to wash sales and differing treatments for foreign currency transactions, amortization of premium and market discount, and non-taxable dividends. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights, as applicable.

Futures Contracts: All Portfolios, except the Money Market Fund, may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease a Portfolio’s exposure to the underlying instrument or hedge other portfolio investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin, if any, reflected in each applicable Portfolio’s Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable Portfolio’s portfolio of investments. The face amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the terms of the contracts. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Securities Lending: Each Portfolio, using Investors Bank & Trust Company (“IBT”) as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Securities lending income” in the

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the counterparty (borrower) not meet its obligations under the terms of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included in a footnote at the end of each applicable Portfolio’s portfolio of investments.

Cash Accounts: From time to time the Portfolios may leave cash overnight in their account. IBT has been contracted on behalf of the Portfolios to sweep these moneys into a demand note account, which will pay interest equal to 75% of that day’s U.S. Treasury Bill rate back to the Portfolios.

Expenses: Expenses directly attributed to a portfolio are charged to the portfolio, while expenses which are attributable to more than one portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

Forward Commitments: The Select Capital Appreciation, Select Investment Grade Income, Government Bond, and Money Market Funds may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for their portfolios, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

Options: All Portfolios, except the Money Market Fund, may use options to manage its exposure to the stock and bond markets and to fluctuations in interest rates. Writing puts and buying calls tend to increase a Portfolio’s exposure to the underlying security. Buying puts and writing calls tend to decrease a Portfolio’s exposure to the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security to determine the realized gain or loss. Realized gains and losses on written options are included in realized gains and losses on securities. Losses may arise from changes in the value of the underlying securities, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the terms of the contracts. Exchange-traded options are valued using the last sale price or, if there were no sales that day, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust’s Board of Trustees. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust’s Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Management Fees: Allmerica Financial Investment Management Services, Inc. (the “Manager”), a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company (“Allmerica Financial”), serves as investment manager and administrator to the Trust. Allmerica Financial is a wholly-owned subsidiary of AFC. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

	Percentage of Average Daily Net Assets
Portfolio	First $100,000,000	Next $150,000,000	Next $250,000,000	Next $250,000,000	Next $250,000,000	Over $1,000,000,000
Select Capital Appreciation Fund	1.00%	0.90%	0.80%	0.70%	0.70%	0.65%
Select Value Opportunity Fund	1.00%	0.85%	0.80%	0.75%	0.70%	0.70%
Select International Equity Fund	1.00%	0.90%	0.85%	0.85%	0.85%	0.85%
Select Growth Fund	0.85%	0.85%	0.80%	0.75%	0.70%	0.70%
Core Equity Fund	0.60%	0.60%	0.55%	0.50%	0.45%	0.45%
Government Bond Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Money Market Fund	0.35%	0.30%	0.30%	0.25%	0.20%	0.20%

Portfolio	First $50,000,000	Next $200,000,000	Over $250,000,000
Equity Index Fund	0.35%	0.30%	0.25%

Portfolio	First $50,000,000	Next $50,000,000	Over $100,000,000
Select Investment Grade Income Fund	0.50%	0.45%	0.40%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

Select Capital Appreciation Fund	T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Select Value Opportunity Fund	Cramer Rosenthal McGlynn, LLC
Select International Equity Fund	Bank of Ireland Asset Management (U.S.) Limited
Select Growth Fund	GE Asset Management Incorporated (“GEAM”)
Jennison Associates LLC (“Jennison”)
Core Equity Fund	UBS Global Asset Management (Americas) Inc. (“UBS”)
Goldman Sachs Asset Management, L.P. (“Goldman”)
Equity Index Fund	Opus Investment Management, Inc. (wholly-owned subsidiary of AFC)
Select Investment Grade Income Fund	Opus Investment Management, Inc.
Government Bond Fund	Opus Investment Management, Inc.
Money Market Fund	Opus Investment Management, Inc.

T. Rowe Price International Series, Inc., an investment company managed by an affiliate of T. Rowe Price, is currently used as an investment vehicle for certain insurance products sponsored by Allmerica Financial and First Allmerica Financial Life Insurance Company (“First Allmerica”), a wholly-owned subsidiary of Allmerica Financial. Effective April 30, 2004, GEAM assumed sub-adviser responsibilities from Putnam Investment Management, LLC (“Putnam”) for that portion of the Select Growth Fund that was independently managed by Putnam. GEAM and Jennison each independently manages its

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

own portion of the Select Growth Fund. UBS and Goldman each independently manages its own portion of the Core Equity Fund.

Plan of Distribution and Service: The 12b-1 Plan permits the Portfolios to pay Allmerica Financial and First Allmerica for marketing and distribution expenses to support the sale and distribution of the Portfolios’ shares and the provision of services to maintain and retain accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of each Portfolio’s average daily net assets. As directed by the Board of Trustees, each Portfolio pays a distribution fee at an annual rate of 0.15% of each Portfolio’s average daily net assets. For the six months ended June 30, 2004, total payments made to Allmerica Financial and First Allmerica by the Portfolios under the 12b-1 Plan amounted to $2,727,977.

Custodian, Fund Accounting, and Administrative Fees: IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and reimbursement of certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4. REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed certain voluntary expense limitations as a percentage of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. The Portfolios’ voluntary expense limitations are as follows:

Select Capital Appreciation Fund	1.35%
Select Value Opportunity Fund*	1.25%
Select International Equity Fund	1.50%
Select Growth Fund**	1.20%
Core Equity Fund	1.20%
Equity Index Fund	0.60%
Select Investment Grade Income Fund	1.00%
Government Bond Fund	1.00%
Money Market Fund	0.60%

Expense limitations may be removed or revised at any time after a Portfolio’s first fiscal year of operations without prior notice to existing shareholders.

*	The Manager has also voluntarily agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund through December 31, 2004.
**	The Manager has voluntarily agreed to waive that portion of the management fee of Select Growth Fund to the extent that the amount of the sub-adviser fee paid to GEAM is less than the amount that would have been paid to Putnam. For the period April 30, 2004 through June 30, 2004, this management fee waiver amounted to $32,610.

5. REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. SHARES OF BENEFICIAL INTEREST

The Trust’s Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

7. FOREIGN SECURITIES AND EMERGING MARKETS

All Portfolios except the Government Bond Fund may purchase securities of foreign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, subject to delayed settlements, and their prices more volatile than those of comparable securities in the United States.

8. FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures and options transactions, and forward foreign currency contracts involves risks other than those reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under terms of the contracts, and changes in the value of foreign currency relative to the U.S. dollar. The Select Capital Appreciation, Select International Equity and Select Growth Funds may enter into these forward contracts primarily to protect the Portfolio from adverse currency movement.

9. REORGANIZATIONS

Pursuant to separate Agreements and Plans of Reorganization (“Reorganizations”) approved by the Board of Trustees on January 7, 2003 and then approved by shareholders on March 27, 2003, each of the following Acquired Funds of the Trust were reorganized into the respective Acquiring Funds of the Trust after the close of business on the effective date shown. Each Reorganization was accomplished by a tax-free exchange of all of the assets and liabilities of the Acquired Fund for shares of the Acquiring Fund and by the distribution of such shares to the shareholders of the Acquired Fund, in complete liquidation of the Acquired Fund. The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the Portfolios or the separate account level of shares.

	Acquired Fund	Acquiring Fund	Effective Date
Reorganization #1	Select Strategic Growth Fund	Select Growth Fund	April 17, 2003
Reorganization #2	Select Emerging Markets Fund	Select International Equity Fund	April 30, 2003
Reorganization #3	Select Growth and Income Fund	Equity Index Fund	April 25, 2003
Reorganization #4	Select Aggressive Growth Fund	Select Growth Fund	April 17, 2003
Reorganization #5	Select Strategic Income Fund	Select Investment Grade Income Fund	April 22, 2003

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each Reorganization was accomplished as follows:

Reorganization #1: An exchange of 15,107,801 shares of Select Growth Fund for the 67,820,054 shares then outstanding (each valued at $0.262) of Select Strategic Growth Fund; whose net assets, including $8,264,448 of unrealized depreciation were combined with Select Growth Fund for total net assets after the reorganization of $601,471,129 (includes the net assets of Select Aggressive Growth Fund of Reorganization #4).

Reorganization #2: An exchange of 52,384,344 shares of Select International Equity Fund for the 70,465,156 shares then outstanding (each valued at $0.642) of Select Emerging Markets Fund; whose net assets, including $1,690,066 of unrealized appreciation were combined with Select International Equity Fund for total net assets after the reorganization of $344,940,863.

Reorganization #3: An exchange of 147,106,786 shares of Equity Index Fund for the 306,640,159 shares then outstanding (each valued at $0.953) of Select Growth and Income Fund; whose net assets, including $39,999,505 of unrealized depreciation were combined with Equity Index Fund for total net assets after the reorganization of $611,065,810.

Reorganization #4: An exchange of 220,257,679 shares of Select Growth Fund for the 281,013,367 shares then outstanding (each valued at $0.922) of Select Aggressive Growth Fund; whose net assets, including $14,734,409 of unrealized depreciation were combined with Select Growth Fund for total net assets after the reorganization of $601,471,129 (includes the net assets of Select Strategic Growth Fund of Reorganization #1).

Reorganization #5: An exchange of 125,882,319 shares of Select Investment Grade Income Fund for the 131,490,310 shares then outstanding (each valued at $1.085) of Select Strategic Income Fund; whose net assets, including $3,796,669 of unrealized appreciation were combined with Select Investment Grade Income Fund for total net assets after the reorganization of $674,124,396.

ALLMERICA INVESTMENT TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, and Allmerica Investment Trust which include important information related to charges and expenses.

Descriptions of the policies and procedures that the funds of Allmerica Investment Trust use to determine how to vote proxies relating to portfolio securities are available via the following methods:

(i)	Without charge, upon request, by calling 1-800-533-7881;
(ii)	On each of the following websites:

http://www.allmerica.com/afs/account/index.htm

http://www.allmerica.com/select/index.htm

http://www.allmerica.com/afs/asb/index.htm;

(iii)	On the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the funds of Allmerica Investment Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

CLIENT NOTICES (Unaudited)

This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

12260SAR (6/04)	04-0081

Allmerica Financial	Semi-Annual Report
June 30, 2004

Allmerica Investment Trust

• Money Market Fund

[GRAPHIC]	2004

[GRAPHIC]

For information on ordering additional copies of this report, see Client Notices on page F-10.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

A Letter from the Chairman

Dear Client:

The first half of 2004 brought mixed news for the global economy. In the United Kingdom, consumer and mortgage credit continued to grow at a brisk pace with minimal signs of inflation, as the jobless rate dropped further. Unemployment remained high in France and Germany, as signs of recovery were muted in mainland Europe. Fueled by exploding growth in China and India, many Asian economies performed well, led by Thailand, Singapore and Malaysia. Domestic oriented companies helped stimulate stronger than expected growth in Japan. European stock markets held up relatively well as Germany’s DAX Index rose 2.21%, England’s FTSE Index gained 1.85% and France’s CAC 40 Index was up 7.25%. Asian stock markets were mixed, as Japan’s Nikkei Average finished the period up 11.58%, while Hong Kong’s Hang Seng Index was lower by 0.29%.

The United States economy turned in a solid performance during the first six months of 2004. First quarter GDP came in at 3.9% and growth for the full period is expected to be in the same range. The long-awaited growth in jobs finally began to occur during the first half of the year. After starting slowly, non-farm payroll gains averaged over 200,000 per month in the second quarter, persuading many that a traditional economic recovery was under way. Consumer spending remained strong, industrial production ramped up and business investment increased, while core producer prices came in slightly higher than expected. Core inflation also edged higher during the period, partially as a result of the voracious demand for raw materials from China and other recovering economies. These and other strong economic statistics caused many analysts to conclude that the Federal Reserve Board would need to raise interest rates sooner, rather than later, in order to head off a rapid rise in inflation. In late June, these concerns were realized, as the Federal Reserve Board raised its target for the federal funds rate by 0.25%, to 1.25%. Gas prices at the pump climbed to over $2.00 a gallon, as oil prices rose significantly in the first quarter, then fell back slightly during the second quarter. Several analysts expressed concern that higher oil prices might dampen the surging domestic economy. U.S. securities markets finished the first six months of 2004 with small gains. The S&P 500® Index rose 3.44% and the Nasdaq Composite Index was higher by 2.22%. Bonds struggled as interest rates ticked higher. For the period, the Lehman Brothers Aggregate Bond Index managed a gain of only 0.15%.

Money market fund returns rose slightly during the first half of 2004, as short-term interest rates reacted to the Federal Reserve Board’s move. The Allmerica Investment Trust Money Market Fund continued its strong relative performance during the period, returning 0.32%, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable.

On behalf of the Board of Trustees,

John P. Kavanaugh

Chairman of the Board

Allmerica Investment Trust

1

Money Market Fund

The Money Market Fund returned 0.32% for the first half of 2004, outperforming its benchmark, the Money Fund Report Averages: First Tier Taxable, which returned 0.19%.

The year started with mixed to weak economic data, heightened questions about job growth, and overhanging concerns about Iraq and terrorism. Things changed in April when the March non-farm payrolls number showed that an impressive 308,000 jobs were created. At its May meeting, the Federal Reserve Board signaled that it would likely raise the 1.00% federal funds rate by 25 basis points in the near future. Subsequently, economic data remained strong and inflation started to become a concern. At its June meeting, as expected, the Federal Reserve Board raised the federal funds rate to 1.25%. While reaction to the move was muted, the rate hike was confirmation that the Federal Reserve Board believed that the U.S. economy was headed back on the right track.

Within the fund, the investment sub-adviser continued to emphasize investments in floating-rate notes during the period. In anticipation of the Federal Reserve Board’s rate hike, the investment sub-adviser shortened average maturities from 70 days, on average, to the mid 50 day range, in order to better take advantage of a rising rate environment. The investment sub-adviser believes that the U.S. economy is back on solid footing. Expectations are that the Federal Reserve Board will stick to its measured pace of interest rate hikes and that the federal funds rate may climb to about 2.00% by year end. The investment sub-adviser plans to maintain a mid-range average maturity in the coming months to take advantage of these upcoming interest rate hikes.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For information on the current month end performance of variable annuity and variable life insurance products, please call: (800) 533-7881. The performance data quoted is net of all fund operating expenses, but does not include variable insurance or variable annuity charges. If the performance data included the effect of these additional charges, it would have been lower.

Average Annual Total Returns

	1 Year	5 Year	10 Year
Money Market Fund	0.64%	3.21%	4.29%

Money Fund Report Averages: First Tier Taxable	0.39%	2.69%	3.80%
Lipper Money Market Funds Average	0.53%	2.88%	3.99%

Average Yield as of June 30, 2004

Money Market Fund 7-Day Yield	0.70%

Growth of a $10,000 Investment Since 1994

The Money Market Fund is a portfolio of Allmerica Investment Trust. Portfolio composition will vary over time.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Money Fund Report Averages: First Tier Taxable is published by iMoneyNet, Inc., an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of funds within the money market category.

Investment Sub-Adviser

Opus Investment Management, Inc.

About the Fund

Seeks to maximize current income for investors while preserving capital and liquidity.

Portfolio Composition

As of June 30, 2004, the sector allocation of net assets was:

2

Financials

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS • June 30, 2004 (Unaudited)

Par Value		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.7%

	Fannie Mae - 7.2%
$12,000,000	1.27%, 04/25/05	$11,995,170
5,000,000	1.36%, 05/03/05	4,995,304
5,000,000	6.50%, 08/15/04	5,031,706

		22,022,180

	Federal Home Loan Bank - 7.5%
6,000,000	1.25%, 03/29/05	6,000,000
7,000,000	1.35%, 03/23/05	7,000,000
10,000,000	1.50%, 01/07/05	10,000,000

		23,000,000

	Total U.S. Government Agency Obligations	45,022,180

	(Cost $45,022,180)

CORPORATE NOTES - 39.3%

	Banks - 4.9%
15,000,000	Marshall & Ilsley Bank (a)
	1.38%, 12/17/04	15,000,000

	Banks - Foreign Banks & Branches - 4.4%
11,000,000	ABN Amro Bank NV (a)
	1.27%, 12/30/04	10,999,235
2,450,000	National Bank of Canada
	8.13%, 08/15/04	2,469,965

		13,469,200

	Diversified Financial Services - 28.4%
4,000,000	American Honda Finance Corp., MTN (a)
	1.13%, 05/06/05	4,000,000
7,864,000	Caterpillar Financial Services Corp., MTN (a)
	1.24%, 07/09/04	7,864,000
4,180,000	CIT Group, Inc.
	7.13%, 10/15/04	4,252,072
15,000,000	Citigroup, Inc. (a)
	1.30%, 10/22/04	15,009,524
10,000,000	Goldman Sachs Group, Inc. (a)
	1.44%, 07/29/04	10,000,000
12,000,000	Merrill Lynch & Co., Inc., Series C, MTN (a)
	1.19%, 02/17/05	12,000,000
15,000,000	Money Market Trust LLC (a)
	1.18%, 06/03/05	15,000,000
10,000,000	Morgan Stanley (a)
	1.36%, 11/15/04	10,000,000
9,000,000	National Rural Utilities Cooperative Finance Colonial Trust (a)
	1.53%, 02/07/05	9,023,330

		87,148,926

	Retail - 1.6%
$5,000,000	Wal-Mart Stores, Inc.
	6.55%, 08/10/04	$5,028,475

	Total Corporate Notes	120,646,601

	(Cost $120,646,601)

COMMERCIAL PAPER (c) - 34.0%

	Banks - 4.2%
13,000,000	Abbey National North America
	1.21%, 10/20/04	12,951,499

	Banks - Foreign Banks & Branches - 4.2%
7,000,000	Alliance & Leicester PLC (b)
	1.25%, 10/21/04	6,972,778
6,000,000	Lloyds TSB Bank PLC
	1.22%, 10/13/04	5,978,853

		12,951,631

	Diversified Financial Services - 23.5%
12,088,000	Barton Capital Corp. (b)
	1.15%, 07/06/04	12,086,069
7,000,000	Blue Ridge Asset Funding (b)
	1.07%, 07/02/04	6,999,792
5,000,000	High Peak Funding LLC (b)
	1.12%, 07/13/04	4,998,133
10,000,000	High Peak Funding LLC (b)
	1.13%, 07/06/04	9,998,431
9,051,000	Ivory Funding Corp. (b)
	1.23%, 07/15/04	9,046,670
10,000,000	Newbury Funding (b)
	1.10%, 07/13/04	9,996,334
4,000,000	Receivables Capital Corp. (b)
	1.05%, 07/15/04	3,998,366
15,000,000	TransAmerica Asset Funding (b)
	1.12%, 07/06/04	14,997,667

		72,121,462

	Electric - 2.1%
6,500,000	Boston Edison Co.
	1.45%, 07/01/04	6,500,000

	Total Commercial Paper	104,524,592

	(Cost $104,524,592)

CERTIFICATES OF DEPOSIT - 4.9%
15,000,000	Wells Fargo Bank NA
	1.12%, 07/12/04	15,000,000

	Total Certificates of Deposit	15,000,000

	(Cost $15,000,000)

See Notes to Financial Statements.

F-1

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS, Continued • June 30, 2004 (Unaudited)

Shares		Value (Note 2)
INVESTMENT COMPANIES - 6.8%

10,157,086	Barclays Prime Money Market Fund	$10,157,086
45,204	Dreyfus Cash Management Plus Money Market Fund	45,204
10,744,316	One Group Institutional Prime Money Market Fund	10,744,316

	Total Investment Companies	20,946,606

	(Cost $20,946,606)

Total Investments - 99.7%		306,139,979

(Cost $306,139,979)
Net Other Assets and Liabilities - 0.3%		1,052,711

Total Net Assets - 100.0%		$307,192,690

(a)	Variable rate security. The rate shown reflects rate in effect at period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2004, these securities amounted to $79,094,240 or 25.7% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.
(c)	Effective yield at time of purchase.
MTN	Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At June 30, 2004, the aggregate cost of investment securities for tax purposes was $306,139,979.

See Notes to Financial Statements.

F-2

ALLMERICA INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES • June 30, 2004 (Unaudited)

Money Market Fund
ASSETS:
Total investments at value (cost $306,139,979)	$306,139,979
Cash	38,819
Receivable for shares sold	486,327
Interest receivable	715,081

Total Assets	307,380,206

LIABILITIES:
Management fee payable	82,383
Distribution fee payable	40,273
Trustees’ fees and expenses payable	9,689
Payable for shares repurchased	725
Accrued expenses and other payables	54,446

Total Liabilities	187,516

NET ASSETS	$307,192,690

NET ASSETS consist of:
Paid-in capital	$307,116,360
Accumulated net realized gain on investments sold	76,330

TOTAL NET ASSETS	$307,192,690

Shares of beneficial interest outstanding (unlimited authorization, no par value)	307,117,986
NET ASSET VALUE,
Offering and redemption price per share (Net Assets/Shares Outstanding)	$1.000

See Notes to Financial Statements.

F-3

ALLMERICA INVESTMENT TRUST

STATEMENT OF OPERATIONS • For the Six Months Ended June 30, 2004 (Unaudited)

Money Market Fund
INVESTMENT INCOME
Interest	$1,988,349

EXPENSES
Management fees	535,096
Distribution fees	255,388
Custodian and Fund accounting fees	49,633
Legal fees	12,328
Audit fees	15,987
Trustees’ fees and expenses	7,630
Reports to shareholders	12,210
Miscellaneous	5,948

Total expenses	894,220

NET INVESTMENT INCOME	1,094,129

NET REALIZED LOSS ON INVESTMENTS	(40)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,094,089

See Notes to Financial Statements.

F-4

ALLMERICA INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Fund
	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
NET ASSETS at beginning of period	$377,154,527	$704,804,637

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	1,094,129	4,286,757
Net realized gain (loss) on investments sold	(40)	76,830

Net increase in net assets resulting from operations	1,094,089	4,363,587

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,094,129)	(4,286,757)
Net realized gain on investments	—	(37,465)

Total distributions	(1,094,129)	(4,324,222)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	65,919,107	181,842,312
Issued to shareholders in reinvestment of distributions	1,094,129	4,324,222
Cost of shares repurchased	(136,975,033)	(513,856,009)

Net decrease from capital share transactions	(69,961,797)	(327,689,475)

Total decrease in net assets	(69,961,837)	(327,650,110)

NET ASSETS at end of period	$307,192,690	$377,154,527

OTHER INFORMATION:
Share transactions:
Sold	65,919,107	181,842,312
Issued to shareholders in reinvestment of distributions	1,094,129	4,324,222
Repurchased	(136,975,033)	(513,856,009)

Net decrease in shares outstanding	(69,961,797)	(327,689,475)

See Notes to Financial Statements.

F-5

ALLMERICA INVESTMENT TRUST

FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period

Year Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income	Dividends from Net Investment Income	Total Distributions		Net Asset Value End of Period	Ratios/Supplemental Data
							Total Return		Net Assets End of Period (000’s)	Ratios To Average Net Assets
										Net Investment Income		Operating Expenses		Management Fee
Money Market Fund
2004(4)	$1.000	$0.003	$(0.003)	$(0.003)		$1.000	0.32	%(2)	$307,193	0.64	%(1)	0.53	%(1)	0.31	%(1)
2003	1.000	0.008	(0.008)	(0.008	)(3)	1.000	0.80%		377,155	0.82%		0.53%		0.30%
2002	1.000	0.016	(0.016)	(0.016)		1.000	1.66%		704,805	1.63%		0.45%		0.30%
2001	1.000	0.042	(0.042)	(0.042)		1.000	4.28%		604,657	4.11%		0.36%		0.31%
2000	1.000	0.062	(0.062)	(0.062)		1.000	6.40%		457,912	6.19%		0.31%		0.26%
1999	1.000	0.051	(0.051)	(0.051)		1.000	5.19%		513,606	5.09%		0.29%		0.24%

(1)	Annualized.
(2)	Not Annualized.
(3)	Includes distribution from net realized capital gains of less than $.0005.
(4)	For the six months ended June 30, 2004 (Unaudited).

See Notes to Financial Statements.

F-6

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Allmerica Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. Allmerica Financial Corporation (“AFC”) has ceased all new sales of proprietary variable annuities and life insurance products. The Trust is comprised of nine managed investment portfolios (“Portfolios”). The accompanying financial statements and financial highlights are those of the Money Market Fund (the “Portfolio”).

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Portfolio are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolio from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. The Portfolio intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Portfolio. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Expenses: Expenses directly attributed to a portfolio are charged to the portfolio, while expenses which are attributable to more than one portfolio of the Trust are allocated based upon relative net assets among the respective Portfolios and one other affiliated investment company, Allmerica Securities Trust.

Forward Commitments: The Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio generally will enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so.

F-7

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Repurchase Agreements: The Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust’s Board of Trustees. The Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust’s Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3. INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Management Fees: Allmerica Financial Investment Management Services, Inc. (the “Manager”), a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company (“Allmerica Financial”), serves as investment manager and administrator to the Trust. Allmerica Financial is a wholly-owned subsidiary of AFC. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at annual rates of 0.35% for the first $100,000,000 in average daily net assets, 0.30% for the next $400,000,000 in average daily net assets, 0.25% for the next $250,000,000 in average daily net assets, and 0.20% for average daily net assets in excess of $750,000,000.

The Manager has entered into a Sub-Adviser Agreement for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for the Portfolio is Opus Investment Management, Inc., a wholly-owned subsidiary of AFC.

Plan of Distribution and Service: The 12b-1 Plan permits the Portfolio to pay Allmerica Financial and First Allmerica Financial Life Insurance Company, a wholly-owned subsidiary of Allmerica Financial, for marketing and distribution expenses to support the sale and distribution of the Portfolio’s shares and the provision of services to maintain and retain accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of the Portfolio’s average daily net assets. As directed by the Board of Trustees, the Portfolio pays a distribution fee at an annual rate of 0.15% of the Portfolio’s average daily net assets.

Custodian, Fund Accounting, and Administrative Fees: Investors Bank & Trust Company (“IBT”) provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolio and is entitled to receive an administrative fee and reimbursement of certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4. REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed 0.60% of average net assets, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after the Portfolio’s first fiscal year of operations without prior notice to existing shareholders.

5. SHARES OF BENEFICIAL INTEREST

The Trust’s Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolio, each without a par value.

F-8

ALLMERICA INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. FOREIGN SECURITIES

The Portfolio may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

F-9

ALLMERICA INVESTMENT TRUST

REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

During the most recent 12-month period ended June 30, the Money Market Fund did not vote proxies relating to its portfolio securities because the Portfolio invests exclusively in non-voting securities.

CLIENT NOTICES (Unaudited)

This report includes financial statements for the Money Market Fund of Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

The SEC has modified mailing requirements for annual reports to allow a single copy of this report to be delivered to customers who share the same last name and address. This will automatically apply to all customers. If you would prefer to receive your own copy, please notify us at the phone number listed on the back cover of this report.

F-10

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Allmerica Financial Alliance Insurance Company • Allmerica Financial Benefit Insurance Company • AMGRO, Inc.

Financial Profiles, Inc. • VeraVest Investments, Inc. • VeraVest Investment Advisors, Inc. • Opus Investment Management, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

www.allmerica.com

11129SAR (6/04)	04-0081

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 9.	Submission of Matters to a Vote of Security Holders

Below are procedures by which shareholders may recommend nominees to the Board of Trustees.

Procedures for Shareholders to Submit Nominee Candidates for

Allmerica Investment Trust and Allmerica Securities Trust

(As of February 12, 2004)

A Trust shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to: Governance Committee Chair, [insert name of Trust], c/o Secretary, 440 Lincoln Street, Mail Stop N440, Worcester, MA 01653.

2.	With respect to Allmerica Securities Trust, the Shareholder Recommendation must be delivered to or mailed and received at the address above not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the class or series and number of all shares of the Trust or series thereof owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the class or series and number of all shares of the Trust or series thereof owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

Originally Adopted: May 12, 1998

Revised: February 12, 2004

Item 10.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not Applicable

Item 11.	Exhibits

(a)	(1) Not Applicable

(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit A2.

(3)	Not Applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit B.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allmerica Investment Trust

By:	/s/ John P. Kavanaugh
John P. Kavanaugh President and Chairman

Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Kavanaugh
John P. Kavanaugh President and Chairman

Date: August 19, 2004

By:	/s/ Paul T. Kane
Paul T. Kane Assistant Vice President and Treasurer (Principal Accounting Officer and Principal Financial Officer)

Date: August 19, 2004